STATEMENT OF ADDITIONAL INFORMATION

               WRL FREEDOM WEALTH CREATOR/registered trademark/
                               VARIABLE ANNUITY

                                Issued through

                          WRL SERIES ANNUITY ACCOUNT

                                  Offered by

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             570 Carillon Parkway
                         St. Petersburg, Florida 33716

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Wealth Creator/registered trademark/ Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-851-9777, or by writing to the administrative office, Western Reserve Life, 570 Carillon Parkway, St. Petersburg, Florida 33716. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.

                               Dated: May 1, 1999

                               TABLE OF CONTENTS

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DEFINITIONS OF SPECIAL TERMS ...............................     1

THE CONTRACT--GENERAL PROVISIONS ...........................     3
 Owner .....................................................     3
 Entire Contract ...........................................     3
 Misstatement of Age or Gender .............................     3
 Addition, Deletion or Substitution of Investments .........     4
 Annuity Payment Options ...................................     5
 Death Benefit .............................................     6
 Assignment ................................................     7
 Proof of Age, Gender and Survival .........................     7
 Non-Participating .........................................     8

CERTAIN FEDERAL INCOME TAX CONSEQUENCES ....................     8
 Tax Status of the Contract ................................     8
 Taxation of Western Reserve ...............................    12

INVESTMENT EXPERIENCE ......................................    13
 Accumulation Units ........................................    13
 Annuity Unit Value and Annuity Payment Rates ..............    14

HISTORICAL PERFORMANCE DATA ................................    16
 Money Market Yields .......................................    16
 Other Subaccount Yields ...................................    18
 Total Returns .............................................    18
 Other Performance Data ....................................    19
 Advertising and Sales Literature ..........................    20

PUBLISHED RATINGS ..........................................    20

ADMINISTRATION .............................................    21

RECORDS AND REPORTS ........................................    21

DISTRIBUTION OF THE CONTRACTS ..............................    21

OTHER PRODUCTS .............................................    22

CUSTODY OF ASSETS ..........................................    22

LEGAL MATTERS ..............................................    22

INDEPENDENT ACCOUNTANTS ....................................    22

OTHER INFORMATION ..........................................    23

FINANCIAL STATEMENTS .......................................    23

                         DEFINITIONS OF SPECIAL TERMS

 accumulation      The period between the Contract date and the maturity date while the
 period            Contract is in force.
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 accumulation      An accounting unit of measure used to calculate subaccount values during
 unit value        the accumulation period.
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 annuitant         The person named in the application, or as subsequently changed, to receive annuity payments. The annuitant may be changed as provided in the
                   Contract's death benefit provisions and annuity provision.
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 annuity value     The sum of the separate account value and the fixed account value.
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 annuity unit      An accounting unit of measure used to calculate annuity payments from the
 value             subaccounts after the maturity date.
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 attained age      The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years.
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 beneficiary(ies)  The person(s) entitled to receive the death benefit proceeds under the
                   Contract.
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 cash value        The annuity value less any applicable premium taxes and any withdrawal charge.
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 Code              The Internal Revenue Code of 1986, as amended.
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 Contract date     The later of the date on which the initial purchase payment is received and the date that the properly completed application is received at Western
                   Reserve's administrative office.
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 fixed account     An allocation option under the Contract, other than the separate account, that provides for accumulation of purchase payments, and options for annuity payments on a fixed basis. For Contracts issued in the States of
                   Massachusetts, New Jersey and Washington, the fixed account is used solely for Contract loans and is not available for allocation of purchase payments or transfers.
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 fixed account     During the accumulation period, a Contract's value allocated to the fixed
 value             account.
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 fund(s)           WRL Series Fund, Inc., an investment company which is registered with the
                   U.S. Securities and Exchange Commission. We reserve the right to add other registered investment companies to the Contract in the future.
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 in force          Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
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 maturity date     The date on which the accumulation period ends and annuity payments begin.
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 non-qualified      Contracts issued other than in connection with retirement plans. Non-
 Contracts          qualified Contracts do not qualify for special federal income tax treatment under the Code.
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 owner (you,        The person(s) entitled to exercise all rights under the Contract. The an-
 your)              nuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.
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 portfolio          A separate investment portfolio of the fund.
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 purchase           Amounts paid by an owner or on the owner's behalf to Western Reserve as
 payments           consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this SAI, it has the same meaning as "net purchase payment" in the Contract, which means the purchase payment less any applicable premium taxes.
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 qualified          Contracts issued in connection with retirement plans that qualify for special
 Contracts          federal income tax treatment under the Code.
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  separate account  WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.
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 separate account   During the accumulation period, a Contract's value in the separate account,
 value              which equals the total value in each subaccount during the accumulation period.
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 subaccount         A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts cor-
                    responding to each applicable portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each applicable portfolio will hold assets after the maturity date if a variable annuity option is selected.
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 surrender          The termination of a Contract at the option of the owner.
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 valuation date     Each day on which the New York Stock Exchange is open for trading, except when a subaccount's corresponding portfolio does not value its shares.
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 valuation period   The period beginning at the end of one valuation date and continuing to the end of the next succeeding valuation date.
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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT-GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

A successor owner can be named in the Contract application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner's estate will become the owner.

The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any of the portfolios of the fund and to substitute shares of another portfolio of the fund (or of another open-end registered investment company), if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute any shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act")) or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of the fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interest of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of the change is filed with and approved by the appropriate insurance offical of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under payment Option D, with 120 payments guaranteed.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.

DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:

MATURITY DATE                ADJUSTED AGE
---------------   ---------------------------------
Before 2001                  Actual Age
2001-2010                Actual Age minus 1
2011-2020                Actual Age minus 2
2021-2030                Actual Age minus 3
2031-2040                Actual Age minus 4
After 2040        As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

DETERMINATION OF ADDITIONAL VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed.

The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT

DEATH OF OWNER. Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See "Certain Federal Income Tax Consequences" for a detailed description of these rules. Other rules may apply to qualified Contracts.

If the annuitant is not an owner, and an owner dies prior to the maturity date, a successor owner may surrender the Contract at any time for the amount of the cash value. If the successor owner is not the deceased annuitant/owner's spouse, however, the cash value must be distributed: (1) within five years after the date of the deceased annuitant/owner's death, or (2) as payments that begin no later than one year after the deceased annuitant/owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options, unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant was an owner, and the beneficiary was not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the deceased annuitant/owner's death, or (2) payments must begin no later than one year after the deceased annuitant/owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased annuitant/owner's death. If the sole beneficiary is the deceased annuitant/owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences" in this SAI.)

If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial withdrawal during the five-year period. That withdrawal must be made at the time option (1) is elected. No withdrawal charges will apply to this withdrawal; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected;
(c) we will deduct the annual Contract charge each year during the five-year period; (d) we will not apply any withdrawal charges to the total distribution of the Contract; (e) we will not permit annuitization at the end of the five-year period; and (f) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payment to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary.

BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to Western Reserve. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

ASSIGNMENT

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a non-qualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by Western Reserve. An assignment will be effective as of the date accepted by Western Reserve. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.

PROOF OF AGE, GENDER AND SURVIVAL

Western Reserve may require proper proof of age and gender of any annuitant or co-annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the annuitant or co-annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

                           CERTAIN FEDERAL INCOME TAX
                                 CONSEQUENCES

THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (/section/) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the fund and its portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified Contracts (i.e., the fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for non-qualified Contracts as well as qualified Contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity Contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which Contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

DISTRIBUTION REQUIREMENTS. The Code also requires that non-qualified Contracts contain specific provisions for distribution of Contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Contracts provide that if any owner dies on or after the maturity date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the Contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the Contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies Western Reserve. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from
Section 401(a) plans and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into Western Reserve's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70-1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code) or if the plan is a traditional IRA, distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70-1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, E.G., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) the total purchase payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70-1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59-1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Section 408 of the Code also indicates that no part of the funds for an individual retirement account or annuity ("IRA") may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the Contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract under Section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA and made after attaining age 59-1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.

SECTION 403(B) PLANS. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under
Section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59-1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 Plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

TAXATION OF WESTERN RESERVE

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of Western Reserve and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Western Reserve does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Western Reserve with respect to the separate account, we may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

ACCUMULATION UNITS

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1. The initial units purchased on the Contract date; plus

2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus

3. Units purchased through transfers from another subaccount or the fixed account; minus

4. Any units that are redeemed to pay for partial withdrawals; minus

5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6. Any units that are redeemed to pay the annual Contract charge, any premium taxes and any transfer charge.

The value of an accumulation unit was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the New York Stock Exchange, on each day the Exchange is open.

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus

2. The accrued daily percentage for the mortality and expense risk charge multiplied by the net assets of the subaccount; minus

3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4. The number of outstanding units in the subaccount. The mortality and expense risk charge is deducted at an annual rate of 1.40% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

   (b) is the net investment factor for that subaccount for the valuation period; and

   (c) is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

     (i) is the result of:

         (1) the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

         (2) the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

         (3) a per share charge or credit for any taxes reserved for which Western Reserve determines to have resulted from the investment operations of the subaccount.

   (ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.


   (iii) is a factor representing the mortality and expense risk charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS
          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A B C

Where: A =     Annuity unit value for the immediately preceding valuation period.
               Assume ......................................................................   = $ X
   B =         Net investment factor for the valuation period for which the annuity unit value is being calculated.
               Assume ......................................................................   = Y
   C =         A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
               Assume ......................................................................   = Z

Then, the annuity unit value is: $ X Y Z = $ Q

              FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                    FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment = A B
                                         ---
                                       $1,000

Where: A =     The annuity value as of the maturity date.
               Assume ..............................................  = $ X
       B =     The annuity purchase rate per $1,000 based upon the
                 option selected, the gender and adjusted age of the
                 annuitant according to the tables contained in the
                 Contract.
               Assume ..............................................  = $ Y

Then, the first monthly variable annuity payment = $X$Y = $Z
                                                   ---------
                                                     1,000

     FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
             REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units = A
                          -
                          B

Where: A     The dollar amount of the first monthly variable annuity payment.
             Assume .........................................................   = $ X
   B =       The annuity unit value for the valuation date on which the first monthly payment is due.
             Assume .........................................................   = $ Y

Then, the number of annuity units = $ X = Z
                                    ---
                                    $ Y

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

YIELD - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}365/7) - 1

The effective yield is shown at least to the nearest hundredth of one percent.

HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $35 annual Contract charge, calculated on the basis of an average separate account value per Contract of $34,638, which converts that charge to an annual rate of 0.10% of the separate account value. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the withdrawal charge that may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount. The specific withdrawal charge percentage applicable to a particular redemption depends on the length of time purchase payments have been held under the Contract and whether redemptions have been made previously during that Contract year. (See Expenses--Withdrawal Charge on page 22 of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by the WRL J.P. Morgan Money Market and its operating expenses. For the seven days ended December 31, 1998, the yield of the WRL J.P. Morgan Money Market subaccount was 3.54%, and the effective yield was 3.61%.

OTHER SUBACCOUNT YIELDS

The yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                         YIELD = 2[ (a - bcd + 1)6 -1]

Where:     A =  net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
           B =  expenses accrued for the period (net of reimbursement).
           C =  the average daily number of units outstanding during the period.
           D =  the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $35 annual Contract charge, calculated on the basis of an average separate account value per Contract of $34,638, which converts that charge to an annual rate of 0.10% of the separate account value. The calculations do not take into account any premium taxes or any transfer or withdrawal charges.

Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered. A withdrawal charge may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount, with the specific percentage applicable to a particular redemption depending on the length of time purchase payments were held under the Contract, and whether redemptions had been made previously during that Contract year. (See Expenses--Withdrawal Charge on page 22 of the prospectus.)

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 1998, the yield for the WRL AEGON Bond subaccount was 4.05%.

TOTAL RETURNS

The total return quotations set forth in the prospectus for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, three, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date the subaccounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

  where:     P       = a hypothetical initial payment of
                       $1,000
             T       = average annual total return
             N       = number of years
             ERV     = ending redeemable value of a
                       hypothetical $1,000 payment
                       made at the beginning of each
                       period at the end of each period

For purposes of the total return quotations for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $35 annual Contract charge, calculated on the basis of an average separate account value per Contract of $34,638, which converts that charge to an annual rate of 0.10% of the separate account value. The calculations also assume a complete redemption as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer or withdrawal charges that may be applicable to a particular Contract.

OTHER PERFORMANCE DATA

We may present the total return data stated in the prospectus on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and yields for the subaccounts based on the inception date of the subaccounts. These calculations will be determined according to the formulas presented in this SAI.

In addition, we may present historic performace data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.40%, and the $35 annual Contract charge (based on average separate account value of $34,638, the annual Contract charge is translated into an annual charge of 0.10%). Such data assumes a complete surrender of the Contract at the end of the period.

ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                               PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's

Investors Service, Inc. and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the fund or its portfolios, or to its performance.

                                ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by WRL Investment Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

Prior to May 1, 1999, InterSecurities, Inc. ("ISI"), an affiliate of Western Reserve, was the principal underwriter of the Contracts. ISI has the same address as Western Reserve. Effective May 1, 1999, AFSG Securities Corporation ("AFSG") became the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. Both ISI and AFSG are registered with the SEC under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Contracts and AFSG will not be compensated for its services as principal underwriter of the Contracts.

The Contracts are offered to the public through broker-dealers licensed under the federal securities laws, and state insurance laws and who have entered into written sales agreements with AFSG. Western Reserve will generally pay broker-dealers first year sales commissions in an amount no greater than 6% of purchase payments. In addition, broker-dealers may receive renewal commissions equal to an amount no greater than 0.20% of the annuity value as of each Contract anniversary, beginning in the second Contract year and each year thereafter, providing the Contract has an annuity value of $5,000 or more on each anniversary. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.

                                OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                               CUSTODY OF ASSETS

The assets of WRL Series Annuity Account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any of our other separate accounts. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the fund. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $12 million.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Associate General Counsel and Assistant Secretary of Western Reserve.

                            INDEPENDENT ACCOUNTANTS

The accounting firm of PricewaterhouseCoopers LLP, independent accountants, provided audit services to the separate account for the year ended December 31, 1998. The principal business address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1998. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on Western Reserve's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life
Assurance Co. of Ohio and Contract Owners of the
WRL Series Annuity Account

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Freedom Variable Annuity, WRL Freedom Attainer, WRL Freedom Bellwether, WRL Freedom Conqueror and WRL Freedom Wealth Creator Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
------------------------------

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 29, 1999

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                              Money
                                                              Market           Bond          Growth
                                                           Sub-Account     Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................       143,019          12,371          27,417
                                                              =======          ======          ======
  Cost ................................................      $143,019        $141,968      $  936,730
                                                             ========        ========      ==========
 Investment, at net asset value .......................      $143,019        $143,431      $1,643,367
 Transfers receivable from depositor ..................             0               0               0
                                                             --------        --------      ----------
  Total assets ........................................       143,019         143,431       1,643,367
                                                             --------        --------      ----------
LIABILITIES:
 Accrued expenses .....................................             0               0               0
 Transfers payable to depositor .......................           240             754             117
                                                             --------        --------      ----------
  Total liabilities ...................................           240             754             117
                                                             --------        --------      ----------
  Net assets ..........................................      $142,779        $142,677      $1,643,250
                                                             ========        ========      ==========
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $ 48,797        $ 50,893      $  817,014
  Class B .............................................        93,982          91,784         826,236
 Depositor's equity:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------      ----------
   Net assets applicable to units outstanding .........      $142,779        $142,677      $1,643,250
                                                             ========        ========      ==========
 Contract Owners' units:
  Class A .............................................         3,396           2,415          13,063
  Class B .............................................         7,839           6,351          27,435
 Depositor's units:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------      ----------
   Units outstanding ..................................        11,235           8,766          40,498
                                                             ========        ========      ==========
  Accumulation unit value -- Class A ..................      $  14.37        $  21.08      $    62.54
                                                             ========        ========      ==========
  Accumulation unit value -- Class B ..................      $  11.99        $  14.45      $    30.12
                                                             ========        ========      ==========

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                                             Strategic       Emerging
                                                              Global       Total Return       Growth
                                                           Sub-Account      Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................        34,670          29,841          21,627
                                                               ======          ======          ======
  Cost ................................................      $649,971        $409,291        $410,871
                                                             ========        ========        ========
 Investment, at net asset value .......................      $821,980        $489,540        $582,292
 Transfers receivable from depositor ..................           890               0             967
                                                             --------        --------        --------
  Total assets ........................................       822,870         489,540         583,259
                                                             --------        --------        --------
LIABILITIES:
 Accrued expenses .....................................             0               0               0
 Transfers payable to depositor .......................             0              29               0
                                                             --------        --------        --------
  Total liabilities ...................................             0              29               0
                                                             --------        --------        --------
  Net assets ..........................................      $822,870        $489,511        $583,259
                                                             ========        ========        ========
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $298,285        $160,783        $201,838
  Class B .............................................       524,585         328,728         381,421
 Depositor's equity:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------        --------
   Net assets applicable to units outstanding .........      $822,870        $489,511        $583,259
                                                             ========        ========        ========
 Contract Owners' units:
  Class A .............................................         9,640           7,983           6,443
  Class B .............................................        17,105          16,462          12,279
 Depositor's units:
  Class A .............................................             0               0               0
  Class B .............................................             0               0               0
                                                             --------        --------        --------
   Units outstanding ..................................        26,745          24,445          18,722
                                                             ========        ========        ========
  Accumulation unit value -- Class A ..................      $  30.94        $  20.14        $  31.33
                                                             ========        ========        ========
  Accumulation unit value -- Class B ..................      $  30.67        $  19.97        $  31.06
                                                             ========        ========        ========

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                            Aggressive                      Growth &
                                                              Growth         Balanced        Income
                                                           Sub-Account     Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................        17,282          6,282           5,661
                                                               ======          =====           =====
  Cost ................................................      $281,400        $73,205         $70,109
                                                             ========        =======         =======
 Investment, at net asset value .......................      $387,788        $78,793         $69,506
 Transfers receivable from depositor ..................           461              0               0
                                                             --------        -------         -------
  Total assets ........................................       388,249         78,793          69,506
                                                             --------        -------         -------
LIABILITIES:
 Accrued expenses .....................................             0              0               0
 Transfers payable to depositor .......................             0             45             856
                                                             --------        -------         -------
  Total liabilities ...................................             0             45             856
                                                             --------        -------         -------
  Net assets ..........................................      $388,249        $78,748         $68,650
                                                             ========        =======         =======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $106,742        $19,730         $16,502
  Class B .............................................       281,507         59,018          52,148
 Depositor's equity:
  Class A .............................................             0              0               0
  Class B .............................................             0              0               0
                                                             --------        -------         -------
   Net assets applicable to units outstanding .........      $388,249        $78,748         $68,650
                                                             ========        =======         =======
 Contract Owners' units:
  Class A .............................................         4,069          1,336           1,021
  Class B .............................................        10,807          4,024           3,248
 Depositor's units:
  Class A .............................................             0              0               0
  Class B .............................................             0              0               0
                                                             --------        -------         -------
   Units outstanding ..................................        14,876          5,360           4,269
                                                             ========        =======         =======
 Accumulation unit value -- Class A ...................      $  26.23        $ 14.77         $ 16.17
                                                             ========        =======         =======
 Accumulation unit value -- Class B ...................      $  26.05        $ 14.67         $ 16.06
                                                             ========        =======         =======

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                           Tactical Asset       C.A.S.E.
                                                             Allocation          Growth       Global Sector
                                                             Sub-Account      Sub-Account      Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................         24,217            3,976            1,045
                                                                ======            =====            =====
  Cost ................................................       $314,319          $56,032          $11,468
                                                              ========          =======          =======
 Investment, at net asset value .......................       $323,329          $51,653          $11,552
 Transfers receivable from depositor ..................              0               88               12
                                                              --------          -------          -------
  Total assets ........................................        323,329           51,741           11,564
                                                              --------          -------          -------
LIABILITIES:
 Accrued expenses .....................................              0                0                0
 Transfers payable to depositor .......................              5                0                0
                                                              --------          -------          -------
  Total liabilities ...................................              5                0                0
                                                              --------          -------          -------
  Net assets ..........................................       $323,324          $51,741          $11,564
                                                              ========          =======          =======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................       $ 85,428          $14,161          $ 1,433
  Class B .............................................        237,896           37,580           10,131
 Depositor's equity:
  Class A .............................................              0                0                0
  Class B .............................................              0                0                0
                                                              --------          -------          -------
   Net assets applicable to units outstanding .........       $323,324          $51,741          $11,564
                                                              ========          =======          =======
 Contract Owners' units:
  Class A .............................................          5,174              887              123
  Class B .............................................         14,496            3,043              873
 Depositor's units:
  Class A .............................................              0                0                0
  Class B .............................................              0                0                0
                                                              --------          -------          -------
   Units outstanding ..................................         19,670            3,930              996
                                                              ========          =======          =======
  Accumulation unit value -- Class A ..................       $  16.51          $ 15.96          $ 11.66
                                                              ========          =======          =======
  Accumulation unit value -- Class B ..................       $  16.41          $ 12.35          $ 11.61
                                                              ========          =======          =======

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                                            International        U.S.
                                                           Value Equity         Equity          Equity
                                                            Sub-Account      Sub-Account      Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................        10,818            2,176            6,700
                                                               ======            =====            =====
  Cost ................................................      $143,906          $25,592          $88,930
                                                             ========          =======          =======
 Investment, at net asset value .......................      $131,063          $26,267          $96,618
 Transfers receivable from depositor ..................             0                0              257
                                                             --------          -------          -------
  Total assets ........................................       131,063           26,267           96,875
                                                             --------          -------          -------
LIABILITIES:
 Accrued expenses .....................................             0                0                0
 Transfers payable to depositor .......................           206              108                0
                                                             --------          -------          -------
  Total liabilities ...................................           206              108                0
                                                             --------          -------          -------
  Net assets ..........................................      $130,857          $26,159          $96,875
                                                             ========          =======          =======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................      $ 38,640          $ 6,783          $23,419
  Class B .............................................        92,217           19,376           73,456
 Depositor's equity:
  Class A .............................................             0                0                0
  Class B .............................................             0                0                0
                                                             --------          -------          -------
   Net assets applicable to units outstanding .........      $130,857          $26,159          $96,875
                                                             ========          =======          =======
 Contract Owners' units:
  Class A .............................................         2,964              573            1,538
  Class B .............................................         7,103            1,642            4,840
 Depositor's units:
  Class A .............................................             0                0                0
  Class B .............................................             0                0                0
                                                             --------          -------          -------
   Units outstanding ..................................        10,067            2,215            6,378
                                                             ========          =======          =======
  Accumulation unit value -- Class A ..................      $  13.04          $ 11.83          $ 15.22
                                                             ========          =======          =======
  Accumulation unit value -- Class B ..................      $  12.98          $ 11.80          $ 15.18
                                                             ========          =======          =======

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                           Third Avenue     Real Estate
                                                               Value        Securities
                                                            Sub-Account     Sub-Account
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ..............................................         1,651            201
                                                                =====            ===
  Cost ................................................       $15,959         $1,774
                                                              =======         ======
 Investment, at net asset value .......................       $15,335         $1,706
 Transfers receivable from depositor ..................             5            189
                                                              -------         ------
  Total assets ........................................        15,340          1,895
                                                              -------         ------
LIABILITIES:
 Accrued expenses .....................................             0              0
 Transfers payable to depositor .......................             0              0
                                                              -------         ------
  Total liabilities ...................................             0              0
                                                              -------         ------
  Net assets ..........................................       $15,340         $1,895
                                                              =======         ======
NET ASSETS CONSISTS OF:
 Contract Owners' equity:
  Class A .............................................       $ 5,783         $  318
  Class B .............................................         9,281          1,071
 Depositor's equity:
  Class A .............................................           138            253
  Class B .............................................           138            253
                                                              -------         ------
   Net assets applicable to units outstanding .........       $15,340         $1,895
                                                              =======         ======
Contract Owners' units:
  Class A .............................................           629             38
  Class B .............................................         1,010            127
 Depositor's units:
  Class A .............................................            15             30
  Class B .............................................            15             30
                                                              -------         ------
   Units outstanding ..................................         1,669            225
                                                              =======         ======
  Accumulation unit value -- Class A ..................       $  9.20         $ 8.44
                                                              =======         ======
  Accumulation unit value -- Class B ..................       $  9.19         $ 8.43
                                                              =======         ======

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS

                                                                                 Money
                                                                                 Market           Bond          Growth
                                                                              Sub-Account     Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................       $7,098          $6,877        $  2,436
 Capital gain distributions ..............................................            0               0          10,814
                                                                                 ------          ------        --------
   Total investment income ...............................................        7,098           6,877          13,250
                                                                                 ------          ------        --------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................          652             587           8,232
  Class B ................................................................        1,204           1,077           8,089
                                                                                 ------          ------        --------
   Total expenses ........................................................        1,856           1,664          16,321
                                                                                 ------          ------        --------
 Net investment income (loss) ............................................        5,242           5,213          (3,071)
                                                                                 ------          ------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................            0           2,980          84,538
 Change in unrealized appreciation (depreciation) ........................            0             772         534,463
                                                                                 ------          ------        --------
 Net gain (loss) on investment securities ................................            0           3,752         619,001
                                                                                 ------          ------        --------
   Net increase (decrease) in net assets resulting from operations .......       $5,242          $8,965        $615,930
                                                                                 ======          ======        ========

                                                                                                Strategic       Emerging
                                                                                 Global       Total Return       Growth
                                                                              Sub-Account      Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................      $  4,368         $11,176        $      0
 Capital gain distributions ..............................................        28,573           9,413          19,371
                                                                                --------         -------        --------
   Total investment income ...............................................        32,941          20,589          19,371
                                                                                --------         -------        --------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................         3,594           2,046           2,147
  Class B ................................................................         6,370           4,258           4,191
                                                                                --------         -------        --------
   Total expenses ........................................................         9,964           6,304           6,338
                                                                                --------         -------        --------
 Net investment income (loss) ............................................        22,977          14,285          13,033
                                                                                --------         -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................        41,579          12,532          34,463
 Change in unrealized appreciation (depreciation) ........................       112,012           9,475         100,637
                                                                                --------         -------        --------
 Net gain (loss) on investment securities ................................       153,591          22,007         135,100
                                                                                --------         -------        --------
   Net increase (decrease) in net assets resulting from operations .......      $176,568         $36,292        $148,133
                                                                                ========         =======        ========

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS

                                                                               Aggressive                      Growth &
                                                                                 Growth         Balanced        Income
                                                                              Sub-Account     Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................      $    810         $1,738        $  2,946
 Capital gain distributions ..............................................        19,054             76             518
                                                                                --------         ------        --------
   Total investment income ...............................................        19,864          1,814           3,464
                                                                                --------         ------        --------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................         1,054            236             204
  Class B ................................................................         2,857            730             643
                                                                                --------         ------        --------
   Total expenses ........................................................         3,911            966             847
                                                                                --------         ------        --------
 Net investment income (loss) ............................................        15,953            848           2,617
                                                                                --------         ------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................        11,096          2,432           1,695
 Change in unrealized appreciation (depreciation) ........................        87,922            550          (3,096)
                                                                                --------         ------        --------
 Net gain (loss) on investment securities ................................        99,018          2,982          (1,401)
                                                                                --------         ------        --------
   Net increase (decrease) in net assets resulting from operations .......      $114,971         $3,830        $  1,216
                                                                                ========         ======        ========

                                                                              Tactical Asset       C.A.S.E.        Global
                                                                                Allocation          Growth         Sector
                                                                                Sub-Account      Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................      $   9,083         $  4,661          $202
 Capital gain distributions ..............................................         21,777              321           138
                                                                                ---------         --------          ----
   Total investment income ...............................................         30,860            4,982           340
                                                                                ---------         --------          ----
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................          1,035              187            26
  Class B ................................................................          3,064              492           143
                                                                                ---------         --------          ----
   Total expenses ........................................................          4,099              679           169
                                                                                ---------         --------          ----
 Net investment income (loss) ............................................         26,761            4,303           171
                                                                                ---------         --------          ----
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................          4,988             (437)          208
 Change in unrealized appreciation (depreciation) ........................        (12,543)          (3,543)          557
                                                                                ---------         --------          ----
 Net gain (loss) on investment securities ................................         (7,555)          (3,980)          765
                                                                                ---------         --------          ----
   Net increase (decrease) in net assets resulting from operations .......      $  19,206         $    323          $936
                                                                                =========         ========          ====

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1998
                           ALL AMOUNTS IN THOUSANDS

                                                                                 Value        International
                                                                                 Equity          Equity        U.S. Equity
                                                                              Sub-Account      Sub-Account     Sub-Account
INVESTMENT INCOME:
 Dividend income .........................................................     $   2,672         $   20          $ 2,868
 Capital gain distributions ..............................................         9,420              0              664
                                                                               ---------         ------          -------
   Total investment income ...............................................        12,092             20            3,532
                                                                               ---------         ------          -------
EXPENSES:
 Mortality and expense risk:
  Class A ................................................................           604             88              209
  Class B ................................................................         1,461            231              625
                                                                               ---------         ------          -------
   Total expenses ........................................................         2,065            319              834
                                                                               ---------         ------          -------
 Net investment income (loss) ............................................        10,027           (299)           2,698
                                                                               ---------         ------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions ...................         7,300            892            3,078
 Change in unrealized appreciation (depreciation) ........................       (29,640)         1,160            7,647
                                                                               ---------         ------          -------
 Net gain (loss) on investment securities ................................       (22,340)         2,052           10,725
                                                                               ---------         ------          -------
   Net increase (decrease) in net assets resulting from operations .......     $ (12,313)        $1,753          $13,423
                                                                               =========         ======          =======

                                                                             Third Avenue      Real Estate
                                                                                Value          Securities
                                                                           Sub-Account (a)   Sub-Account (b)
INVESTMENT INCOME:
 Dividend income .......................................................      $     42           $    0
 Capital gain distributions ............................................             0                0
                                                                              --------           ------
   Total investment income .............................................            42                0
                                                                              --------           ------
EXPENSES:
 Mortality and expense risk:
  Class A ..............................................................            58                3
  Class B ..............................................................           102                7
                                                                              --------           ------
   Total expenses ......................................................           160               10
                                                                              --------           ------
 Net investment income (loss) ..........................................          (118)             (10)
                                                                              --------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) from securities transactions .................          (367)             (97)
 Change in unrealized appreciation (depreciation) ......................          (624)             (68)
                                                                              --------           ------
 Net gain (loss) on investment securities ..............................          (991)            (165)
                                                                              --------           ------
   Net increase (decrease) in net assets resulting from operations .....      $ (1,109)          $ (175)
                                                                              ========           ======

(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

             The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS

                                                           MONEY MARKET                 BOND
                                                           SUB-ACCOUNT               SUB-ACCOUNT
                                                           December 31,             December 31,
                                                    -------------------------- -----------------------
                                                         1998         1997         1998        1997
                                                    ------------- ------------ ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $     5,242   $    4,323   $   5,213   $   3,787
 Net gain (loss) on investment securities .........            0            0       3,752       2,297
                                                     -----------   ----------   ---------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................        5,242        4,323       8,965       6,084
                                                     -----------   ----------   ---------   ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       89,466       24,672      39,699      34,812
                                                     -----------   ----------   ---------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................           67           56          74          60
  Policy loans ....................................           10           44           9          29
  Surrender benefits ..............................       51,046       35,358      15,360      12,801
  Death benefits ..................................        2,489        1,410       1,002       1,119
                                                     -----------   ----------   ---------   ---------
                                                          53,612       36,868      16,445      14,009
                                                     -----------   ----------   ---------   ---------
  Increase (decrease) in net assets
   from capital unit transactions .................       35,854      (12,196)     23,254      20,803
                                                     -----------   ----------   ---------   ---------
  Net increase (decrease) in net assets ...........       41,096       (7,873)     32,219      26,887
 Depositor's equity contribution (redemption) .....            0            0           0           0
NET ASSETS:
 Beginning of year ................................      101,683      109,556     110,458      83,571
                                                     -----------   ----------   ---------   ---------
 End of year ......................................  $   142,779   $  101,683   $ 142,677   $ 110,458
                                                     ===========   ==========   =========   =========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........        2,861        3,849       2,360       2,513
  Units issued ....................................       12,716       11,575       1,411         863
  Units redeemed ..................................      (12,181)     (12,563)     (1,356)     (1,016)
                                                     -----------   ----------   ---------   ---------
   Units outstanding -- end of year ...............        3,396        2,861       2,415       2,360
                                                     ===========   ==========   =========   =========
 Class B:
  Units outstanding -- beginning of year ..........        5,383        5,254       4,801       3,055
  Units issued ....................................       42,233       26,457       5,846       3,754
  Units redeemed ..................................      (39,777)     (26,328)     (4,296)     (2,008)
                                                     -----------   ----------   ---------   ---------
   Units outstanding -- end of year ...............        7,839        5,383       6,351       4,801
                                                     ===========   ==========   =========   =========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $   179,547   $  156,967   $  29,044   $  16,414
  Cost of units redeemed ..........................     (172,316)    (170,491)    (27,598)    (18,763)
                                                     -----------   ----------   ---------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $     7,231   $  (13,524)  $   1,446   $  (2,349)
                                                     ===========   ==========   =========   =========
 Class B
  Proceeds from units issued ......................  $   498,610   $  300,223   $  82,089   $  49,003
  Cost of units redeemed ..........................     (469,987)    (298,895)    (60,281)    (25,851)
                                                     -----------   ----------   ---------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $    28,623   $    1,328   $  21,808   $  23,152
                                                     ===========   ==========   =========   =========

                                                               GROWTH
                                                             SUB-ACCOUNT
                                                            December 31,
                                                    -----------------------------
                                                         1998           1997
                                                    -------------- --------------
OPERATIONS:
 Net investment income (loss) .....................   $   (3,071)    $   95,008
 Net gain (loss) on investment securities .........      619,001         44,193
                                                      ----------     ----------
 Net increase (decrease) in net assets
  resulting from operations .......................      615,930        139,201
                                                      ----------     ----------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      176,685        100,049
                                                      ----------     ----------
 Less cost of units redeemed:
  Administrative charges ..........................          924            824
  Policy loans ....................................          276            291
  Surrender benefits ..............................      145,324        122,338
  Death benefits ..................................        6,422          6,036
                                                      ----------     ----------
                                                         152,946        129,489
                                                      ----------     ----------
  Increase (decrease) in net assets
   from capital unit transactions .................       23,739        (29,440)
                                                      ----------     ----------
  Net increase (decrease) in net assets ...........      639,669        109,761
 Depositor's equity contribution (redemption) .....            0              0
NET ASSETS:
 Beginning of year ................................    1,003,581        893,820
                                                      ----------     ----------
 End of year ......................................   $1,643,250     $1,003,581
                                                      ==========     ==========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........       14,842         17,370
  Units issued ....................................        2,325          2,279
  Units redeemed ..................................       (4,104)        (4,807)
                                                      ----------     ----------
   Units outstanding -- end of year ...............       13,063         14,842
                                                      ==========     ==========
 Class B:
  Units outstanding -- beginning of year ..........       23,273         19,833
  Units issued ....................................       14,632          9,817
  Units redeemed ..................................      (10,470)        (6,377)
                                                      ----------     ----------
   Units outstanding -- end of year ...............       27,435         23,273
                                                      ==========     ==========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................   $  115,049     $   83,258
  Cost of units redeemed ..........................     (196,117)      (173,750)
                                                      ----------     ----------
   Increase (decrease) in net assets
    from capital unit transactions ................   $  (81,068)    $  (90,492)
                                                      ==========     ==========
 Class B
  Proceeds from units issued ......................   $  349,932     $  172,646
  Cost of units redeemed ..........................     (245,125)      (111,594)
                                                      ----------     ----------
   Increase (decrease) in net assets
    from capital unit transactions ................   $  104,807     $   61,052
                                                      ==========     ==========

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS

                                                                                      STRATEGIC
                                                             GLOBAL                 TOTAL RETURN             EMERGING GROWTH
                                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                                          December 31,              December 31,              December 31,
                                                    ------------------------- ------------------------- -------------------------
                                                        1998         1997         1998         1997         1998         1997
                                                    ------------ ------------ ------------ ------------ ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................  $   22,977   $   67,753   $  14,285    $  31,906    $   13,033   $  34,075
 Net gain (loss) on investment securities .........     153,591       16,167      22,007       39,238       135,100      32,074
                                                     ----------   ----------   ---------    ---------    ----------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................     176,568       83,920      36,292       71,144       148,133      66,149
                                                     ----------   ----------   ---------    ---------    ----------   ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      84,146      153,435      53,733       73,224        52,394      65,278
                                                     ----------   ----------   ---------    ---------    ----------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................         531          415         257          230           370         305
  Policy loans ....................................         169          179          75           78            81         148
  Surrender benefits ..............................      67,089       50,878      41,421       31,156        39,571      28,049
  Death benefits ..................................       2,884        2,194       2,375        2,384         1,824       1,218
                                                     ----------   ----------   ---------    ---------    ----------   ---------
                                                         70,673       53,666      44,128       33,848        41,846      29,720
                                                     ----------   ----------   ---------    ---------    ----------   ---------
  Increase (decrease) in net assets
   from capital unit transactions .................      13,473       99,769       9,605       39,376        10,548      35,558
                                                     ----------   ----------   ---------    ---------    ----------   ---------
  Net increase (decrease) in net assets ...........     190,041      183,689      45,897      110,520       158,681     101,707
 Depositor's equity contribution (redemption) .....           0            0           0            0             0           0
NET ASSETS:
 Beginning of year ................................     632,829      449,140     443,614      333,094       424,578     322,871
                                                     ----------   ----------   ---------    ---------    ----------   ---------
 End of year ......................................  $  822,870   $  632,829   $ 489,511    $ 443,614    $  583,259   $ 424,578
                                                     ==========   ==========   =========    =========    ==========   =========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........      10,843       10,764       8,831        8,850         7,180       7,440
  Units issued ....................................       2,177        3,749       1,416        2,112         1,612       2,547
  Units redeemed ..................................      (3,380)      (3,670)     (2,264)      (2,131)       (2,349)     (2,807)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Units outstanding -- end of year ...............       9,640       10,843       7,983        8,831         6,443       7,180
                                                     ==========   ==========   =========    =========    ==========   =========
 Class B:
  Units outstanding -- beginning of year ..........      15,530       11,159      15,125       12,771        11,279       9,377
  Units issued ....................................       8,478        9,373       5,389        5,551         6,337       6,544
  Units redeemed ..................................      (6,903)      (5,002)     (4,052)      (3,197)       (5,337)     (4,642)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Units outstanding -- end of year ...............      17,105       15,530      16,462       15,125        12,279      11,279
                                                     ==========   ==========   =========    =========    ==========   =========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $   60,997   $   85,424   $  27,037    $  36,001    $   41,764   $  53,282
  Cost of units redeemed ..........................     (93,858)     (85,013)    (43,014)     (36,499)      (59,104)    (58,078)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $  (32,861)  $      411   $ (15,977)   $    (498)   $  (17,340)  $  (4,796)
                                                     ==========   ==========   =========    =========    ==========   =========
 Class B
 Proceeds from units issued .......................  $  236,884   $  215,509   $ 101,973    $  94,632    $  162,954   $ 137,690
 Cost of units redeemed ...........................    (190,550)    (116,151)    (76,391)     (54,758)     (135,066)    (97,336)
                                                     ----------   ----------   ---------    ---------    ----------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $   46,334   $   99,358   $  25,582    $  39,874    $   27,888   $  40,354
                                                     ==========   ==========   =========    =========    ==========   =========

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS

                                                        AGGRESSIVE GROWTH             BALANCED             GROWTH & INCOME
                                                           SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                                          December 31,              December 31,            December 31,
                                                    ------------------------- ------------------------ -----------------------
                                                        1998         1997         1998         1997        1998        1997
                                                    ------------ ------------ ------------ ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $  15,953    $  18,672    $     848    $  5,486    $   2,617   $  6,496
 Net gain (loss) on investment securities .........     99,018       19,487        2,982       1,940       (1,401)     1,829
                                                     ---------    ---------    ---------    --------    ---------   --------
 Net increase (decrease) in net assets
  resulting from operations .......................    114,971       38,159        3,830       7,426        1,216      8,325
                                                     ---------    ---------    ---------    --------    ---------   --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     61,019       51,596       21,611      16,015       22,549     13,870
                                                     ---------    ---------    ---------    --------    ---------   --------
 Less cost of units redeemed:
  Administrative charges ..........................        253          189           47          35           37         26
  Policy loans ....................................        191           69           34           5           15         14
  Surrender benefits ..............................     23,320       16,218        7,504       3,892        5,368      3,255
  Death benefits ..................................        922        1,009          334         615          342        622
                                                     ---------    ---------    ---------    --------    ---------   --------
                                                        24,686       17,485        7,919       4,547        5,762      3,917
                                                     ---------    ---------    ---------    --------    ---------   --------
  Increase (decrease) in net assets
   from capital unit transactions .................     36,333       34,111       13,692      11,468       16,787      9,953
                                                     ---------    ---------    ---------    --------    ---------   --------
  Net increase (decrease) in net assets ...........    151,304       72,270       17,522      18,894       18,003     18,278
 Depositor's equity contribution (redemption) .....          0            0            0           0            0          0
NET ASSETS:
 Beginning of year ................................    236,945      164,675       61,226      42,332       50,647     32,369
                                                     ---------    ---------    ---------    --------    ---------   --------
 End of year ......................................  $ 388,249    $ 236,945    $  78,748    $ 61,226    $  68,650   $ 50,647
                                                     =========    =========    =========    ========    =========   ========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........      4,173        4,385        1,239       1,124          885        961
  Units issued ....................................      1,588        1,851          652         511          654        478
  Units redeemed ..................................     (1,692)      (2,063)        (555)       (396)        (518)      (554)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Units outstanding -- end of year ...............      4,069        4,173        1,336       1,239        1,021        885
                                                     =========    =========    =========    ========    =========   ========
 Class B:
  Units outstanding -- beginning of year ..........      9,141        6,954        3,157       2,386        2,316      1,554
  Units issued ....................................      6,364        5,495        2,021       1,449        2,664      1,325
  Units redeemed ..................................     (4,698)      (3,308)      (1,154)       (678)      (1,732)      (563)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Units outstanding -- end of year ...............     10,807        9,141        4,024       3,157        3,248      2,316
                                                     =========    =========    =========    ========    =========   ========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $  33,380    $  30,741    $   9,298    $  6,670    $  10,307   $  6,632
  Cost of units redeemed ..........................    (34,274)     (33,539)      (7,930)     (5,169)      (8,136)    (7,537)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Increase (decrease) in net assets
    from capital unit transactions ................  $    (894)   $  (2,798)   $   1,368    $  1,501    $   2,171   $   (905)
                                                     =========    =========    =========    ========    =========   ========
 Class B
  Proceeds from units issued ......................  $ 134,461    $  91,322    $  28,613    $ 18,801    $  41,704   $ 18,709
  Cost of units redeemed ..........................    (97,234)     (54,413)     (16,289)     (8,834)     (27,088)    (7,851)
                                                     ---------    ---------    ---------    --------    ---------   --------
   Increase (decrease) in net assets
    from capital unit transactions ................  $  37,227    $  36,909    $  12,324    $  9,967    $  14,616   $ 10,858
                                                     =========    =========    =========    ========    =========   ========

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS

                                                   TACTICAL ASSET ALLOCATION     C.A.S.E. GROWTH          GLOBAL SECTOR
                                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                         December 31,             December 31,            December 31,
                                                   ------------------------- ----------------------- -----------------------
                                                       1998         1997         1998        1997        1998        1997
                                                   ------------ ------------ ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) ....................  $  26,761    $  16,973    $   4,303   $  3,913    $    171    $    505
 Net gain (loss) on investment securities ........     (7,555)      15,427       (3,980)      (788)        765        (407)
                                                    ---------    ---------    ---------   --------    --------    --------
 Net increase (decrease) in net assets
  resulting from operations ......................     19,206       32,400          323      3,125         936          98
                                                    ---------    ---------    ---------   --------    --------    --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ..........     60,662       71,016        5,436     32,505        (627)      7,365
                                                    ---------    ---------    ---------   --------    --------    --------
 Less cost of units redeemed:
  Administrative charges .........................        145          107           33         15           8           4
  Policy loans ...................................         61           38           17         12           5           1
  Surrender benefits .............................     27,240       17,363        3,062      1,838         799         665
  Death benefits .................................      1,105        1,673          578        222          82          14
                                                    ---------    ---------    ---------   --------    --------    --------
                                                       28,551       19,181        3,690      2,087         894         684
                                                    ---------    ---------    ---------   --------    --------    --------
  Increase (decrease) in net assets
   from capital unit transactions ................     32,111       51,835        1,746     30,418      (1,521)      6,681
                                                    ---------    ---------    ---------   --------    --------    --------
  Net increase (decrease) in net assets ..........     51,317       84,235        2,069     33,543        (585)      6,779
Depositor's equity contribution (redemption) .....          0            0            0        (25)       (556)          0
NET ASSETS:
 Beginning of year ...............................    272,007      187,772       49,672     16,154      12,705       5,926
                                                    ---------    ---------    ---------   --------    --------    --------
 End of year .....................................  $ 323,324    $ 272,007    $  51,741   $ 49,672    $ 11,564    $ 12,705
                                                    =========    =========    =========   ========    ========    ========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year .........      5,049        4,640        1,121        260         220         230
  Units issued ...................................      1,544        1,856          538      1,162          44         113
  Units redeemed .................................     (1,419)      (1,447)        (772)      (301)       (141)       (123)
                                                    ---------    ---------    ---------   --------    --------    --------
   Units outstanding -- end of year ..............      5,174        5,049          887      1,121         123         220
                                                    =========    =========    =========   ========    ========    ========
 Class B:
  Units outstanding -- beginning of year .........     12,633        9,398        2,618      1,164         965         334
  Units issued ...................................      5,679        6,245        1,879      2,142         348         878
  Units redeemed .................................     (3,816)      (3,010)      (1,454)      (688)       (440)       (247)
                                                    ---------    ---------    ---------   --------    --------    --------
   Units outstanding -- end of year ..............     14,496       12,633        3,043      2,618         873         965
                                                    =========    =========    =========   ========    ========    ========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued .....................  $  24,856    $  26,637    $   8,282   $ 18,073    $    506    $  1,229
  Cost of units redeemed .........................    (22,698)     (20,740)     (12,019)    (4,706)     (1,579)     (1,348)
                                                    ---------    ---------    ---------   --------    --------    --------
   Increase (decrease) in net assets
    from capital unit transactions ...............  $   2,158    $   5,897    $  (3,737)  $ 13,367    $ (1,073)   $   (119)
                                                    =========    =========    =========   ========    ========    ========
 Class B
  Proceeds from units issued .....................  $  90,625    $  89,910    $  22,803   $ 24,989    $  3,952    $  9,471
  Cost of units redeemed .........................    (60,672)     (43,972)     (17,320)    (7,963)     (4,956)     (2,671)
                                                    ---------    ---------    ---------   --------    --------    --------
   Increase (decrease) in net assets
    from capital unit transactions ...............  $  29,953    $  45,938    $   5,483   $ 17,026    $ (1,004)   $  6,800
                                                    =========    =========    =========   ========    ========    ========

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS

                                                          VALUE EQUITY         INTERNATIONAL EQUITY         U.S. EQUTIY
                                                           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                          December 31,             December 31,            December 31,
                                                    ------------------------- ----------------------- -----------------------
                                                        1998         1997         1998      1997 (a)      1998      1997 (a)
                                                    ------------ ------------ ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $  10,027    $     576    $    (299)  $    (55)   $   2,698   $   1,223
 Net gain (loss) on investment securities .........    (22,340)      16,752        2,052       (273)      10,725       1,489
                                                     ---------    ---------    ---------   --------    ---------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    (12,313)      17,328        1,753       (328)      13,423       2,712
                                                     ---------    ---------    ---------   --------    ---------   ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     11,585       97,065        9,266     17,763       52,247      38,761
                                                     ---------    ---------    ---------   --------    ---------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................         84           41           13          3           25           5
  Policy loans ....................................         64           14           26          5           22           0
  Surrender benefits ..............................     14,233        7,470        1,407        504        7,153       2,568
  Death benefits ..................................        682          315          207          5          386           1
                                                     ---------    ---------    ---------   --------    ---------   ---------
                                                        15,063        7,840        1,653        517        7,586       2,574
                                                     ---------    ---------    ---------   --------    ---------   ---------
  Increase (decrease) in net assets
   from capital unit transactions .................     (3,478)      89,225        7,613     17,246       44,661      36,187
                                                     ---------    ---------    ---------   --------    ---------   ---------
  Net increase (decrease) in net assets ...........    (15,791)     106,553        9,366     16,918       58,084      38,899
 Depositor's equity contribution (redemption) .....          0         (343)        (725)       600         (408)        300
NET ASSETS:
 Beginning of year ................................    146,648       40,438       17,518          0       39,199           0
                                                     ---------    ---------    ---------   --------    ---------   ---------
 End of year ......................................  $ 130,857    $ 146,648    $  26,159   $ 17,518    $  96,875   $  39,199
                                                     =========    =========    =========   ========    =========   =========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..........      3,562        1,486          601          0          987           0
  Units issued ....................................      2,145        3,436          665        717        1,779       1,742
  Units redeemed ..................................     (2,743)      (1,360)        (693)      (116)      (1,228)       (755)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Units outstanding -- end of year ...............      2,964        3,562          573        601        1,538         987
                                                     =========    =========    =========   ========    =========   =========
 Class B:
  Units outstanding -- beginning of year ..........      7,035        2,119        1,051          0        2,141           0
  Units issued ....................................      5,002        7,466        1,776      1,505        5,244       3,215
  Units redeemed ..................................     (4,934)      (2,550)      (1,185)      (454)      (2,545)     (1,074)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Units outstanding -- end of year ...............      7,103        7,035        1,642      1,051        4,840       2,141
                                                     =========    =========    =========   ========    =========   =========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ......................  $  29,077    $  43,341    $   7,942   $  7,704    $  24,458   $  20,081
  Cost of units redeemed ..........................    (36,336)     (17,206)      (8,214)    (1,254)     (17,106)     (8,686)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Increase (decrease) in net assets
    from capital unit transactions ................  $  (7,259)   $  26,135    $    (272)  $  6,450    $   7,352   $  11,395
                                                     =========    =========    =========   ========    =========   =========
 Class B
 Proceeds from units issued .......................  $  69,109    $  95,515    $  20,738   $ 16,298    $  71,783   $  37,740
 Cost of units redeemed ...........................    (65,328)     (32,768)     (13,578)    (4,902)     (34,882)    (12,648)
                                                     ---------    ---------    ---------   --------    ---------   ---------
   Increase (decrease) in net assets
from capital unit transactions ....................  $   3,781    $  62,747    $   7,160   $ 11,396    $  36,901   $  25,092
                                                     =========    =========    =========   ========    =========   =========

(a) The inception date of this Sub-Account was January 2, 1997.

             The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                      STATEMENT OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                           ALL AMOUNTS IN THOUSANDS

                                                           THIRD AVENUE     REAL ESTATE
                                                               VALUE         SECURITIES
                                                            SUB-ACCOUNT     SUB-ACCOUNT
                                                           December 31,     December 31,
                                                             1998 (b)         1998 (c)
                                                          --------------   -------------
OPERATIONS:
 Net investment income (loss) .........................      $   (118)       $    (10)
 Net gain (loss) on investment securities .............          (991)           (165)
                                                             --------        --------
  Net increase (decrease) in net assets
   resulting from operations ..........................        (1,109)           (175)
                                                             --------        --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...............        16,606           1,484
                                                             --------        --------
 Less cost of units redeemed:
  Administrative charges ..............................             4               0
  Policy loans ........................................             0               0
  Surrender benefits ..................................           453              14
  Death benefits ......................................             0               0
                                                             --------        --------
                                                                  457              14
                                                             --------        --------
  Increase (decrease) in net assets
   from capital unit transactions .....................        16,149           1,470
                                                             --------        --------
  Net increase (decrease) in net assets ...............        15,040           1,295
 Depositor's equity contribution (redemption) .........           300             600
NET ASSETS:
 Beginning of year ....................................             0               0
                                                             --------        --------
 End of year ..........................................      $ 15,340        $  1,895
                                                             ========        ========
UNIT ACTIVITY:
 Class A:
  Units outstanding -- beginning of year ..............             0               0
  Units issued ........................................           992              84
  Units redeemed ......................................          (348)            (16)
                                                             --------        --------
   Units outstanding -- end of year ...................           644              68
                                                             ========        ========
 Class B:
  Units outstanding -- beginning of year ..............             0               0
  Units issued ........................................         1,702             302
  Units redeemed ......................................          (677)           (145)
                                                             --------        --------
   Units outstanding -- end of year ...................         1,025             157
                                                             ========        ========
CAPITAL UNIT TRANSACTIONS BY CLASS:
 Class A
  Proceeds from units issued ..........................      $  9,565        $    784
  Cost of units redeemed ..............................        (3,245)           (151)
                                                             --------        --------
   Increase (decrease) in net assets
    from capital unit transactions ....................      $  6,320        $    633
                                                             ========        ========
 Class B
  Proceeds from units issued ..........................      $ 16,395        $  2,659
  Cost of units redeemed ..............................        (6,266)         (1,222)
                                                             --------        --------
   Increase (decrease) in net assets
    from capital unit transactions ....................      $ 10,129        $  1,437
                                                             ========        ========

(b) The inception date of this Sub-Account was January 2, 1998.
(c) The inception date of this Sub-Account was May 1, 1998.

             The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                          MONEY MARKET SUB-ACCOUNT
                                                                               December 31,
                                                                          -----------------------
                                                                              1998        1997
                                                                          ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 13.82     $ 13.29
 Income from operations:
  Net investment income (loss) ..........................................      0.55        0.53
  Net realized and unrealized gain (loss) on investment .................      0.00        0.00
                                                                            -------     -------
   Net income (loss) from operations ....................................      0.55        0.53
                                                                            -------     -------
Accumulation unit value, end of year ....................................   $ 14.37     $ 13.82
                                                                            =======     =======
Total return (a) ........................................................      3.99%       4.00%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $48,797     $39,531
 Ratios of net investment income (loss) to average net assets (b) .......      3.89%       3.92%

                                                                               MONEY MARKET SUB-ACCOUNT
                                                                                     December 31,
                                                                          -----------------------------------
                                                                              1996        1995        1994
                                                                          ----------- ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 12.80     $ 12.29     $ 12.03
 Income from operations:
  Net investment income (loss) ..........................................      0.49        0.51        0.26
  Net realized and unrealized gain (loss) on investment .................      0.00        0.00        0.00
                                                                            -------     -------     -------
   Net income (loss) from operations ....................................      0.49        0.51        0.26
                                                                            -------     -------     -------
Accumulation unit value, end of year ....................................   $ 13.29     $ 12.80     $ 12.29
                                                                            =======     =======     =======
Total return (a) ........................................................      3.81%       4.12%       2.22%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $51,141     $41,596     $55,318
 Ratios of net investment income (loss) to average net assets (b) .......      3.72%       4.03%       2.28%

                                                                             BOND SUB-ACCOUNT
                                                                               December 31,
                                                                          -----------------------
                                                                              1998        1997
                                                                          ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 19.52     $ 18.11
 Income from operations:
  Net investment income (loss) ..........................................      0.82        0.73
  Net realized and unrealized gain (loss) on investment .................      0.74        0.68
                                                                            -------     -------
   Net income (loss) from operations ....................................      1.56        1.41
                                                                            -------     -------
Accumulation unit value, end of year ....................................   $ 21.08     $ 19.52
                                                                            =======     =======
Total return (a) ........................................................      7.96%       7.80%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $50,893     $46,082
 Ratios of net investment income (loss) to average net assets (b) .......      4.02%       3.95%

                                                                                    BOND SUB-ACCOUNT
                                                                                      December 31,
                                                                          -------------------------------------
                                                                              1996         1995        1994
                                                                          ------------ ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 18.31      $ 15.08     $ 16.40
 Income from operations:
  Net investment income (loss) ..........................................      0.77         0.83        0.72
  Net realized and unrealized gain (loss) on investment .................     (0.97)        2.40       (2.04)
                                                                            -------      -------     -------
   Net income (loss) from operations ....................................     (0.20)        3.23       (1.32)
                                                                            -------      -------     -------
Accumulation unit value, end of year ....................................   $ 18.11      $ 18.31     $ 15.08
                                                                            =======      =======     =======
Total return (a) ........................................................     (1.10)%      21.46%      (8.10)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $45,516      $54,109     $47,193
 Ratios of net investment income (loss) to average net assets (b) .......      4.34%        4.94%       4.69%

                                                                              GROWTH SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 38.50      $  33.17
 Income from operations:
  Net investment income (loss) ...........................................     (0.08)         3.42
  Net realized and unrealized gain (loss) on investment ..................     24.12          1.91
                                                                             -------      --------
   Net income (loss) from operations .....................................     24.04          5.33
                                                                             -------      --------
Accumulation unit value, end of year .....................................   $ 62.54      $  38.50
                                                                             =======      ========
Total return (a) .........................................................     62.43%        16.09%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $817,014     $571,456
 Ratios of net investment income (loss) to average net assets (b) ........     (0.18)%        9.36%

                                                                                     GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  28.47     $  19.60     $ 21.64
 Income from operations:
  Net investment income (loss) ...........................................       1.64         2.35       (0.06)
  Net realized and unrealized gain (loss) on investment ..................       3.06         6.52       (1.98)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       4.70         8.87       (2.04)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  33.17     $  28.47     $ 19.60
                                                                             ========     ========     =======
Total return (a) .........................................................      16.50%       45.29%      (9.45)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $576,115     $532,646     $409,881
 Ratios of net investment income (loss) to average net assets (b) ........       5.22%        9.81%      (0.28)%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                              GLOBAL SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  24.10     $  20.55
 Income from operations:
  Net investment income (loss) ...........................................       0.83         2.55
  Net realized and unrealized gain (loss) on investment ..................       6.01         1.00
                                                                             --------     --------
   Net income (loss) from operations .....................................       6.84         3.55
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  30.94     $  24.10
                                                                             ========     ========
Total return (a) .........................................................      28.40%       17.28%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $298,285     $261,317
 Ratios of net investment income (loss) to average net assets (b) ........       2.97%       11.01%

                                                                                     GLOBAL SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  16.29     $  13.40     $ 13.54
 Income from operations:
  Net investment income (loss) ...........................................       1.62         0.42        0.45
  Net realized and unrealized gain (loss) on investment ..................       2.64         2.47       (0.59)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       4.26         2.89       (0.14)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  20.55     $  16.29     $ 13.40
                                                                             ========     ========     =======
Total return (a) .........................................................      26.15%       21.53%      (0.99)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $221,185     $141,425     $144,705
 Ratios of net investment income (loss) to average net assets (b) ........       8.60%        2.89%       3.40%

                                                                            STRATEGIC TOTAL RETURN
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  18.60     $  15.46
 Income from operations:
  Net investment income (loss) ...........................................       0.56         1.34
  Net realized and unrealized gain (loss) on investment ..................       0.98         1.80
                                                                             --------     --------
   Net income (loss) from operations .....................................       1.54         3.14
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  20.14     $  18.60
Total return (a) .........................................................       8.28%       20.34%
Ratios and supplemental data:
  Net assets at end of year (in thousands) ...............................   $160,783     $164,259
  Ratios of net investment income (loss) to average net assets (b) .......       2.95%        7.83%

                                                                            STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                       December 31,
                                                                           -------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  13.61     $  11.06     $11.25
 Income from operations:
  Net investment income (loss) ...........................................       0.68         0.59       0.16
  Net realized and unrealized gain (loss) on investment ..................       1.17         1.96      (0.35)
                                                                             --------     --------     ------
   Net income (loss) from operations .....................................       1.85         2.55      (0.19)
                                                                             --------     --------     ------
Accumulation unit value, end of year .....................................   $  15.46     $  13.61     $11.06
Total return (a) .........................................................      13.57%       23.11%      (1.7)%
Ratios and supplemental data:
  Net assets at end of year (in thousands) ...............................   $136,789     $116,374     $88,607
  Ratios of net investment income (loss) to average net assets (b) .......       4.75%        4.74%      1.43%

                                                                                EMERGING GROWTH
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  23.10     $  19.26
 Income from operations:
  Net investment income (loss) ...........................................       0.69         1.85
  Net realized and unrealized gain (loss) on investment ..................       7.54         1.99
                                                                             --------     --------
   Net income (loss) from operations .....................................       8.23         3.84
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  31.33     $  23.10
                                                                             ========     ========
Total return (a) .........................................................      35.63%       19.95%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $201,838     $165,848
 Ratios of net investment income (loss) to average net assets (b) ........       2.69%        8.73%

                                                                                EMERGING GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  16.40     $  11.31     $ 12.37
 Income from operations:
  Net investment income (loss) ...........................................       0.63         0.51       (0.13)
  Net realized and unrealized gain (loss) on investment ..................       2.23         4.58       (0.93)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       2.86         5.09       (1.06)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  19.26     $  16.40     $ 11.31
                                                                             ========     ========     =======
Total return (a) .........................................................      17.41%       44.97%      (8.51)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $143,282     $115,797     $83,480
 Ratios of net investment income (loss) to average net assets (b) ........       3.42%        3.68%      (1.21)%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                              AGGRESSIVE GROWTH
                                                                                 SUB-ACCOUNT
                                                                                 December 31,
                                                                           ------------------------
                                                                               1998         1997
                                                                           ------------ -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $  17.86     $ 14.56
 Income from operations:
  Net investment income (loss) ...........................................       1.13        1.42
  Net realized and unrealized gain (loss) on investment ..................       7.24        1.88
                                                                             --------     -------
   Net income (loss) from operations .....................................       8.37        3.30
                                                                             --------     -------
Accumulation unit value, end of year .....................................   $  26.23     $ 17.86
                                                                             ========     =======
Total return (a) .........................................................      46.84%      22.71%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $106,742     $74,544
 Ratios of net investment income (loss) to average net assets (b) ........       5.39%       8.51%

                                                                              AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 13.35     $  9.79     $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.25        0.29       (0.08)
  Net realized and unrealized gain (loss) on investment ..................      0.96        3.27       (0.13)
                                                                             -------     -------     -------
   Net income (loss) from operations .....................................      1.21        3.56       (0.21)
                                                                             -------     -------     -------
Accumulation unit value, end of year .....................................   $ 14.56     $ 13.35     $  9.79
                                                                             =======     =======     =======
Total return (a) .........................................................      9.07%      36.31%      (2.08)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $63,843     $65,666     $18,555
 Ratios of net investment income (loss) to average net assets (b) ........      1.77%       2.28%      (1.04)%

                                                                            BALANCED SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 13.99     $ 12.09
 Income from operations:
  Net investment income (loss) ...........................................      0.17        1.32
  Net realized and unrealized gain (loss) on investment ..................      0.61        0.58
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.78        1.90
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 14.77     $ 13.99
                                                                             =======     =======
Total return (a) .........................................................      5.60%      15.65%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $19,730     $17,324
 Ratios of net investment income (loss) to average net assets (b) ........      1.19%      10.01%



                                                                                   BALANCED SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.06     $  9.35     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.26        0.29         0.21
  Net realized and unrealized gain (loss) on investment ..................      0.77        1.42        (0.86)
                                                                             -------     -------     --------
   Net income (loss) from operations .....................................      1.03        1.71        (0.65)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.09     $ 11.06     $   9.35
                                                                             =======     =======     ========
Total return (a) .........................................................      9.34%      18.31%       (6.52)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $13,598     $11,343     $  9,379
 Ratios of net investment income (loss) to average net assets (b) ........      2.29%       2.85%        2.63%

                                                                               GROWTH & INCOME
                                                                                 SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 15.89     $ 12.91
 Income from operations:
  Net investment income (loss) ...........................................      0.66        2.06
  Net realized and unrealized gain (loss) on investment ..................     (0.38)       0.92
                                                                             -------     -------
  Net income (loss) from operations ......................................      0.28        2.98
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 16.17     $ 15.89
                                                                             =======     =======
Total return (a) .........................................................      1.77%      23.10%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $16,502     $14,056
 Ratios of net investment income (loss) to average net assets (b) ........      4.17%      14.87%

                                                                               GROWTH & INCOME SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.71     $  9.46     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.50        0.45         0.32
  Net realized and unrealized gain (loss) on investment ..................      0.70        1.80        (0.86)
                                                                             -------     -------     --------
  Net income (loss) from operations ......................................      1.20        2.25        (0.54)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.91     $ 11.71     $   9.46
                                                                             =======     =======     ========
Total return (a) .........................................................     10.25%      23.70%       (5.37)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $12,397     $11,890     $  5,506
 Ratios of net investment income (loss) to average net assets (b) ........      4.17%       4.26%        4.07%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                               TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                           December 31,
                                                                          -----------------------------------------------
                                                                              1998        1997        1996      1995 (d)
                                                                          ----------- ----------- ----------- -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................   $ 15.43     $ 13.40     $ 11.86     $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................      1.40        1.02        0.46        0.58
  Net realized and unrealized gain (loss) on investment .................     (0.32)       1.01        1.08        1.28
                                                                            -------     -------     -------     -------
   Net income (loss) from operations ....................................      1.08        2.03        1.54        1.86
                                                                            -------     -------     -------     -------
Accumulation unit value, end of year ....................................   $ 16.51     $ 15.43     $ 13.40     $ 11.86
                                                                            =======     =======     =======     =======
Total return (a) ........................................................      6.98%      15.14%      13.00%      18.61%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $85,428     $77,923     $62,195     $34,910
 Ratios of net investment income (loss) to average net assets (b) .......      8.72%       6.99%       3.71%       5.25%

                                                                                  C.A.S.E. GROWTH SUB-ACCOUNT
                                                                                         December 31,
                                                                            ---------------------------------------
                                                                                1998          1997        1996 (e)
                                                                            -----------   -----------   -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 15.77       $ 13.88       $ 12.87
 Income from operations:
  Net investment income (loss) ..........................................        1.27          3.15          0.39
  Net realized and unrealized gain (loss) on investment .................       (1.08)        (1.26)         0.62
                                                                              -------       -------       -------
   Net income (loss) from operations ....................................        0.19          1.89          1.01
                                                                              -------       -------       -------
Accumulation unit value, end of year ....................................     $ 15.96       $ 15.77       $ 13.88
                                                                              =======       =======       =======
Total return (a) ........................................................        1.20%        13.60%         7.84%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $14,161       $17,677       $ 3,612
 Ratios of net investment income (loss) to average net assets (b) .......        8.11%        20.61%         4.43%

                                                                                   GLOBAL SECTOR SUB-ACCOUNT
                                                                                         December 31,
                                                                            ---------------------------------------
                                                                                1998         1997        1996 (f)
                                                                            -----------   ----------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 10.75      $ 10.52       $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................        0.11         0.39         (0.01)
  Net realized and unrealized gain (loss) on investment .................        0.80        (0.16)         0.53
                                                                              -------      -------       -------
   Net income (loss) from operations ....................................        0.91         0.23          0.52
                                                                              -------      -------       -------
Accumulation unit value, end of year ....................................     $ 11.66      $ 10.75       $ 10.52
                                                                              =======      =======       =======
Total return (a) ........................................................        8.47%        2.15%         5.19%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $ 1,433      $ 2,361       $ 2,417
 Ratios of net investment income (loss) to average net assets (b) .......        0.95%        3.54%        (0.09)%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                                   VALUE EQUITY SUB-ACCOUNT
                                                                                         December 31,
                                                                            ---------------------------------------
                                                                                1998          1997        1996 (f)
                                                                            -----------   -----------   -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $13.86        $ 11.22       $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................       0.89           0.07          0.02
  Net realized and unrealized gain (loss) on investment .................      (1.71)          2.57          1.20
                                                                              ------        -------       -------
  Net income (loss) from operations .....................................      (0.82)          2.64          1.22
                                                                              ------        -------       -------
Accumulation unit value, end of year ....................................     $13.04        $ 13.86       $ 11.22
                                                                              ======        =======       =======
Total return (a) ........................................................       (.96)%        23.49%        12.25%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $38,640       $49,376       $16,679
 Ratios of net investment income (loss) to average net assets (b) .......       6.44%          0.55%         0.30%

                                                                               INTERNATIONAL EQUITY
                                                                                    SUB-ACCOUNT
                                                                                   December 31,
                                                                            ---------------------------
                                                                                1998         1997 (g)
                                                                            ------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 10.62        $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................       (0.14)         (0.05)
  Net realized and unrealized gain (loss) on investment .................        1.35           0.67
                                                                              -------        -------
   Net income (loss) from operations ....................................        1.21           0.62
                                                                              -------        -------
Accumulation unit value, end of year ....................................     $ 11.83        $ 10.62
                                                                              =======        =======
Total return (a) ........................................................       11.45%          6.17%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $ 6,783        $ 6,377
 Ratios of net investment income (loss) to average net assets (b) .......       (1.16)%        (0.52)%

                                                                                   U.S. EQUITY
                                                                                   SUB-ACCOUNT
                                                                                  December 31,
                                                                            -------------------------
                                                                                1998        1997 (g)
                                                                            -----------   -----------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $ 12.54       $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................        0.54          0.75
  Net realized and unrealized gain (loss) on investment .................        2.14          1.79
                                                                              -------       -------
   Net income (loss) from operations ....................................        2.68          2.54
                                                                              -------       -------
Accumulation unit value, end of year ....................................     $ 15.22       $ 12.54
                                                                              =======       =======
Total return (a) ........................................................       21.35%        25.44%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $23,419       $12,377
 Ratios of net investment income (loss) to average net assets (b) .......        3.90%         6.37%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                             THIRD AVENUE
                                                                                VALUE
                                                                             SUB-ACCOUNT
                                                                             December 31,
                                                                               1998 (h)
                                                                            -------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................      $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................        (0.08)
  Net realized and unrealized gain (loss) on investment .................        (0.72)
                                                                               -------
   Net income (loss) from operations ....................................        (0.80)
                                                                               -------
Accumulation unit value, end of year ....................................      $  9.20
                                                                               =======
Total return (a) ........................................................        (7.99)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................      $ 5,921
 Ratios of net investment income (loss) to average net assets (b) .......        (0.89)%

                                                                             REAL ESTATE
                                                                              SECURITIES
                                                                             SUB-ACCOUNT
                                                                             December 31,
                                                                               1998 (i)
                                                                            -------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..............................     $  10.00
 Income from operations:
  Net investment income (loss) ..........................................        (0.07)
  Net realized and unrealized gain (loss) on investment .................        (1.49)
                                                                              --------
   Net income (loss) from operations ....................................        (1.56)
                                                                              --------
Accumulation unit value, end of year ....................................     $   8.44
                                                                              ========
Total return (a) ........................................................       (15.65)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................     $    571
 Ratios of net investment income (loss) to average net assets (b) .......        (1.26)%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                           MONEY MARKET SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.55     $ 11.12
 Income from operations:
  Net investment income (loss) ...........................................      0.44        0.43
  Net realized and unrealized gain (loss) on investment ..................      0.00        0.00
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.44        0.43
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 11.99     $ 11.55
                                                                             =======     =======
Total return (a) .........................................................      3.83%       3.84%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $93,982     $62,152
 Ratios of net investment income (loss) to average net assets (b) ........      3.72%       3.78%

                                                                                MONEY MARKET SUB-ACCOUNT
                                                                                      December 31,
                                                                           -----------------------------------
                                                                               1996        1995        1994
                                                                           ----------- ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 10.73     $ 10.32     $ 10.11
 Income from operations:
  Net investment income (loss) ...........................................      0.39        0.41        0.21
  Net realized and unrealized gain (loss) on investment ..................      0.00        0.00        0.00
                                                                             -------     -------     -------
   Net income (loss) from operations .....................................      0.39        0.41        0.21
                                                                             -------     -------     -------
Accumulation unit value, end of year .....................................   $ 11.12     $ 10.73     $ 10.32
                                                                             =======     =======     =======
Total return (a) .........................................................      3.65%       3.96%       2.07%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $58,415     $28,524     $28,537
 Ratios of net investment income (loss) to average net assets (b) ........      3.57%       3.89%       2.26%

                                                                             BOND SUB-ACCOUNT
                                                                               December 31,
                                                                          -----------------------
                                                                              1998        1997
                                                                          ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $ 13.41     $ 12.46
 Income from operations:
  Net investment income (loss) ..........................................      0.60        0.67
  Net realized and unrealized gain (loss) on investment .................      0.44        0.28
                                                                            -------     -------
   Net income (loss) from operations ....................................      1.04        0.95
                                                                            -------     -------
Accumulation unit value, end of year ....................................   $ 14.45     $ 13.41
                                                                            =======     =======
Total return (a) ........................................................      7.80%       7.64%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $91,784     $64,376
 Ratios of net investment income (loss) to average net assets (b) .......      4.31%       5.26%

                                                                                    BOND SUB-ACCOUNT
                                                                                      December 31,
                                                                          -------------------------------------
                                                                              1996         1995        1994
                                                                          ------------ ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $ 12.61      $ 10.40     $ 11.33
 Income from operations:
  Net investment income (loss) ..........................................      0.56         0.64        0.52
  Net realized and unrealized gain (loss) on investment .................     (0.71)        1.57       (1.45)
                                                                            -------      -------     -------
   Net income (loss) from operations ....................................     (0.15)        2.21       (0.93)
                                                                            -------      -------     -------
Accumulation unit value, end of year ....................................   $ 12.46      $ 12.61     $ 10.40
                                                                            =======      =======     =======
Total return (a) ........................................................     (1.25)%      21.28%      (8.23)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $38,055      $32,772     $17,614
 Ratios of net investment income (loss) to average net assets (b) .......      4.60%        5.45%       4.91%

                                                                              GROWTH SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 18.57      $  16.02
 Income from operations:
  Net investment income (loss) ...........................................     (0.08)         1.87
  Net realized and unrealized gain (loss) on investment ..................     11.63          0.68
                                                                             -------      --------
   Net income (loss) from operations .....................................     11.55          2.55
                                                                             -------      --------
Accumulation unit value, end of year .....................................   $ 30.12      $  18.57
                                                                             =======      ========
Total return (a) .........................................................     62.19%        15.91%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $826,236     $432,125
 Ratios of net investment income (loss) to average net assets (b) ........     (0.33)%       10.53%

                                                                                     GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  13.77     $   9.49     $ 10.50
 Income from operations:
  Net investment income (loss) ...........................................       0.95         1.30       (0.03)
  Net realized and unrealized gain (loss) on investment ..................       1.30         2.98       (0.98)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       2.25         4.28       (1.01)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  16.02     $  13.77     $  9.49
                                                                             ========     ========     =======
Total return (a) .........................................................      16.32%       45.08%      (9.58)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $317,705     $198,139     $112,383
 Ratios of net investment income (loss) to average net assets (b) ........       6.21%       11.07%      (0.26)%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                             GLOBAL SUB-ACCOUNT
                                                                                December 31,
                                                                          -------------------------
                                                                              1998         1997
                                                                          ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  23.92     $  20.43
 Income from operations:
  Net investment income (loss) ..........................................       0.88         2.85
  Net realized and unrealized gain (loss) on investment .................       5.87         0.64
                                                                            --------     --------
   Net income (loss) from operations ....................................       6.75         3.49
                                                                            --------     --------
Accumulation unit value, end of year ....................................   $  30.67     $  23.92
                                                                            ========     ========
Total return (a) ........................................................      28.21%       17.10%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $524,585     $371,512
 Ratios of net investment income (loss) to average net assets (b). ......       3.16%       12.33%

                                                                                    GLOBAL SUB-ACCOUNT
                                                                                       December 31,
                                                                          --------------------------------------
                                                                              1996         1995         1994
                                                                          ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  16.22     $  13.36     $ 13.52
 Income from operations:
  Net investment income (loss) ..........................................       1.79         0.43        0.53
  Net realized and unrealized gain (loss) on investment .................       2.42         2.43       (0.69)
                                                                            --------     --------     -------
   Net income (loss) from operations ....................................       4.21         2.86       (0.16)
                                                                            --------     --------     -------
Accumulation unit value, end of year ....................................   $  20.43     $  16.22     $ 13.36
                                                                            ========     ========     =======
Total return (a) ........................................................      25.96%       21.35%      (1.14)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $227,955     $111,958     $95,829
 Ratios of net investment income (loss) to average net assets (b). ......       9.45%        2.96%       3.95%

                                                                            STRATEGIC TOTAL RETURN
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  18.47     $  15.37
 Income from operations:
  Net investment income (loss) ...........................................       0.59         1.42
  Net realized and unrealized gain (loss) on investment ..................       0.91         1.68
                                                                             --------     --------
   Net income (loss) from operations .....................................       1.50         3.10
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  19.97     $  18.47
                                                                             ========     ========
Total return (a) .........................................................       8.11%       20.16%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $328,728     $279,355
 Ratios of net investment income (loss) to average net assets (b) ........       3.11%        8.31%

                                                                             STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  13.56     $  11.03     $ 11.24
 Income from operations:
  Net investment income (loss) ...........................................       0.94         0.59        0.16
  Net realized and unrealized gain (loss) on investment ..................       0.87         1.94       (0.37)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       1.81         2.53       (0.21)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  15.37     $  13.56     $ 11.03
                                                                             ========     ========     =======
Total return (a) .........................................................      13.40%       22.93%      (1.92)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $196,305     $101,651     $71,733
 Ratios of net investment income (loss) to average net assets (b) ........       6.55%        4.76%       1.49%

                                                                                EMERGING GROWTH
                                                                                  SUB-ACCOUNT
                                                                                 December 31,
                                                                           -------------------------
                                                                               1998         1997
                                                                           ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  22.94     $  19.15
 Income from operations:
  Net investment income (loss) ...........................................       0.72         2.00
  Net realized and unrealized gain (loss) on investment ..................       7.40         1.79
                                                                             --------     --------
   Net income (loss) from operations .....................................       8.12         3.79
                                                                             --------     --------
Accumulation unit value, end of year .....................................   $  31.06     $  22.94
                                                                             ========     ========
Total return (a) .........................................................      35.42%       19.77%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $381,421     $258,730
 Ratios of net investment income (loss) to average net assets (b). .......       2.80%        9.45%

                                                                                EMERGING GROWTH SUB-ACCOUNT
                                                                                        December 31,
                                                                           --------------------------------------
                                                                               1996         1995         1994
                                                                           ------------ ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  16.34     $  11.29     $ 12.35
 Income from operations:
  Net investment income (loss) ...........................................       0.73         0.54       (0.15)
  Net realized and unrealized gain (loss) on investment ..................       2.08         4.51       (0.91)
                                                                             --------     --------     -------
   Net income (loss) from operations .....................................       2.81         5.05       (1.06)
                                                                             --------     --------     -------
Accumulation unit value, end of year .....................................   $  19.15     $  16.34     $ 11.29
                                                                             ========     ========     =======
Total return (a) .........................................................      17.23%       44.75%      (8.65)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $179,589     $105,115     $62,615
 Ratios of net investment income (loss) to average net assets (b). .......       3.96%        3.85%      (1.33)%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                              AGGRESSIVE GROWTH
                                                                                 SUB-ACCOUNT
                                                                                December 31,
                                                                          -------------------------
                                                                              1998         1997
                                                                          ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  17.77     $  14.50
 Income from operations:
  Net investment income (loss) ..........................................       1.17         1.60
  Net realized and unrealized gain (loss) on investment .................       7.11         1.67
                                                                            --------     --------
   Net income (loss) from operations ....................................       8.28         3.27
                                                                            --------     --------
Accumulation unit value, end of year ....................................   $  26.05     $  17.77
                                                                            ========     ========
Total return (a) ........................................................      46.62%       22.52%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $281,507     $162,401
 Ratios of net investment income (loss) to average net assets (b) .......       5.57%        9.55%

                                                                              AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                      December 31,
                                                                          -------------------------------------
                                                                              1996         1995      1994 (c)
                                                                          ------------ ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ..............................   $  13.31     $  9.78     $ 10.00
 Income from operations:
  Net investment income (loss) ..........................................       0.31        0.40       (0.10)
  Net realized and unrealized gain (loss) on investment .................       0.88        3.13       (0.12)
                                                                            --------     -------     -------
   Net income (loss) from operations ....................................       1.19        3.53       (0.22)
                                                                            --------     -------     -------
Accumulation unit value, end of year ....................................   $  14.50     $ 13.31     $  9.78
                                                                            ========     =======     =======
Total return (a) ........................................................       8.91%      36.10%      (2.18)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...............................   $100,832     $60,420     $11,403
 Ratios of net investment income (loss) to average net assets (b) .......       2.22%       3.04%      (1.19)%

                                                                            BALANCED SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 13.91     $ 12.05
 Income from operations:
  Net investment income (loss) ...........................................      0.17        1.40
  Net realized and unrealized gain (loss) on investment ..................      0.59        0.46
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.76        1.86
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 14.67     $ 13.91
                                                                             =======     =======
Total return (a) .........................................................      5.45%      15.47%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $59,018     $43,902
 Ratios of net investment income (loss) to average net assets (b) ........      1.19%      10.72%

                                                                                   BALANCED SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.03     $  9.34     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.30        0.32         0.27
  Net realized and unrealized gain (loss) on investment ..................      0.72        1.37        (0.93)
                                                                             -------     -------     --------
   Net income (loss) from operations .....................................      1.02        1.69        (0.66)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.05     $ 11.03     $   9.34
                                                                             =======     =======     ========
Total return (a) .........................................................      9.18%      18.13%       (6.61)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $28,734     $16,069     $  7,936
 Ratios of net investment income (loss) to average net assets (b) ........      2.69%       3.16%        3.48%

                                                                               GROWTH & INCOME
                                                                                 SUB-ACCOUNT
                                                                                December 31,
                                                                           -----------------------
                                                                               1998        1997
                                                                           ----------- -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 15.80     $ 12.85
 Income from operations:
  Net investment income (loss) ...........................................      0.66        2.52
  Net realized and unrealized gain (loss) on investment ..................     (0.40)       0.43
                                                                             -------     -------
   Net income (loss) from operations .....................................      0.26        2.95
                                                                             -------     -------
Accumulation unit value, end of year .....................................   $ 16.06     $ 15.80
                                                                             =======     =======
Total return (a) .........................................................      1.62%      22.92%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $52,148     $36,591
 Ratios of net investment income (loss) to average net assets (b) ........      4.20%      18.15%

                                                                               GROWTH & INCOME SUB-ACCOUNT
                                                                                       December 31,
                                                                           ------------------------------------
                                                                               1996        1995      1994 (c)
                                                                           ----------- ----------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $ 11.68     $  9.45     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................      0.68        0.47         0.33
  Net realized and unrealized gain (loss) on investment ..................      0.49        1.76        (0.88)
                                                                             -------     -------     --------
   Net income (loss) from operations .....................................      1.17        2.23        (0.55)
                                                                             -------     -------     --------
Accumulation unit value, end of year .....................................   $ 12.85     $ 11.68     $   9.45
                                                                             =======     =======     ========
Total return (a) .........................................................     10.08%      23.52%       (5.47)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $19,972     $10,086     $  3,786
 Ratios of net investment income (loss) to average net assets (b) ........      5.68%       4.50%        4.18%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                                 TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                              December 31,
                                                                           --------------------------------------------------
                                                                               1998         1997         1996       1995 (d)
                                                                           ------------ ------------ ------------ -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................   $  15.36     $  13.36     $  11.84     $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................       1.43         1.06         0.47        0.82
  Net realized and unrealized gain (loss) on investment ..................      (0.38)        0.94         1.05        1.02
                                                                             --------     --------     --------     -------
   Net income (loss) from operations .....................................       1.05         2.00         1.52        1.84
                                                                             --------     --------     --------     -------
Accumulation unit value, end of year .....................................   $  16.41     $  15.36     $  13.36     $ 11.84
                                                                             ========     ========     ========     =======
Total return (a) .........................................................       6.82%       14.97%       12.83%      18.43%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................   $237,896     $194,084     $125,577     $72,300
 Ratios of net investment income (loss) to average net assets (b) ........       8.92%        7.30%        3.72%       7.29%

                                                                                   C.A.S.E. GROWTH SUB-ACCOUNT
                                                                                          December 31,
                                                                             ---------------------------------------
                                                                                 1998          1997        1996 (f)
                                                                             -----------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 12.22       $ 10.77       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        1.06          1.34          0.36
  Net realized and unrealized gain (loss) on investment ..................       (0.93)         0.11          0.41
                                                                               -------       -------       -------
   Net income (loss) from operations .....................................        0.13          1.45          0.77
                                                                               -------       -------       -------
Accumulation unit value, end of year .....................................     $ 12.35       $ 12.22       $ 10.77
                                                                               =======       =======       =======
Total return (a) .........................................................        1.05%        13.43%         7.73%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $37,580       $31,995       $12,542
 Ratios of net investment income (loss) to average net assets (b) ........        8.79%        11.31%         5.46%

                                                                                    GLOBAL SECTOR SUB-ACCOUNT
                                                                                          December 31,
                                                                             ---------------------------------------
                                                                                 1998          1997        1996 (f)
                                                                             -----------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 10.72       $ 10.51       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        0.17          0.69          0.04
  Net realized and unrealized gain (loss) on investment ..................        0.72         (0.48)         0.47
                                                                               -------       -------       -------
   Net income (loss) from operations .....................................        0.89          0.21          0.51
                                                                               -------       -------       -------
Accumulation unit value, end of year .....................................     $ 11.61       $ 10.72       $ 10.51
                                                                               =======       =======       =======
Total return (a) .........................................................        8.31%         1.99%         5.09%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $10,131       $10,344       $ 3,509
 Ratios of net investment income (loss) to average net assets (b) ........        1.48%         6.30%         0.59%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                                     VALUE EQUITY SUB-ACCOUNT
                                                                                           December 31,
                                                                             ----------------------------------------
                                                                                 1998           1997        1996 (f)
                                                                             ------------   -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 13.83        $ 11.21       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        0.91           0.08          0.02
  Net realized and unrealized gain (loss) on investment ..................       (1.76)          2.54          1.19
                                                                               -------        -------       -------
   Net income (loss) from operations .....................................       (0.85)          2.62          1.21
                                                                               -------        -------       -------
Accumulation unit value, end of year .....................................     $ 12.98        $ 13.83       $ 11.21
                                                                               =======        =======       =======
Total return (a) .........................................................       (6.10)%        23.30%        12.13%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $92,217        $97,272       $23,759
 Ratios of net investment income (loss) to average net assets (b) ........        6.63%          0.63%         0.33%

                                                                                INTERNATIONAL EQUITY
                                                                                    SUB-ACCOUNT
                                                                                    December 31,
                                                                             --------------------------
                                                                                 1998         1997 (g)
                                                                             ------------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 10.60        $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................       (0.15)         (0.06)
  Net realized and unrealized gain (loss) on investment ..................        1.35           0.66
                                                                               -------        -------
   Net income (loss) from operations .....................................        1.20           0.60
                                                                               -------        -------
Accumulation unit value, end of year .....................................     $ 11.80        $ 10.60
                                                                               =======        =======
Total return (a) .........................................................       11.28%          6.01%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $19,376        $11,141
 Ratios of net investment income (loss) to average net assets (b) ........       (1.31)%        (0.58)%

                                                                                    U.S. EQUITY
                                                                                    SUB-ACCOUNT
                                                                                   December 31,
                                                                             -------------------------
                                                                                 1998        1997 (g)
                                                                             -----------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $ 12.53       $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        0.62          0.95
  Net realized and unrealized gain (loss) on investment ..................        2.03          1.58
                                                                               -------       -------
   Net income (loss) from operations .....................................        2.65          2.53
                                                                               -------       -------
Accumulation unit value, end of year .....................................     $ 15.18       $ 12.53
                                                                               =======       =======
Total return (a) .........................................................       21.16%        25.26%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $73,456       $26,822
 Ratios of net investment income (loss) to average net assets (b) ........        4.55%         7.99%

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                              FOR THE YEAR ENDED

                                                                              THIRD AVENUE
                                                                                 VALUE
                                                                              SUB-ACCOUNT
                                                                              December 31,
                                                                                1998 (h)
                                                                             -------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................      $ 10.00
 Income from operations:
  Net investment income (loss) ...........................................        (0.09)
  Net realized and unrealized gain (loss) on investment ..................        (0.72)
                                                                                -------
   Net income (loss) from operations .....................................        (0.81)
                                                                                -------
Accumulation unit value, end of year .....................................      $  9.19
                                                                                =======
Total return (a) .........................................................        (8.13)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................      $ 9,419
 Ratios of net investment income (loss) to average net assets (b) ........        (1.03)%

                                                                              REAL ESTATE
                                                                               SECURITIES
                                                                              SUB-ACCOUNT
                                                                              December 31,
                                                                                1998 (i)
                                                                             -------------
CLASS B UNITS:
Accumulation unit value, beginning of year ...............................     $  10.00
 Income from operations:
  Net investment income (loss) ...........................................        (0.08)
  Net realized and unrealized gain (loss) on investment ..................        (1.49)
                                                                               --------
   Net income (loss) from operations .....................................        (1.57)
                                                                               --------
Accumulation unit value, end of year .....................................     $   8.43
                                                                               ========
Total return (a) .........................................................       (15.73)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ................................     $  1,324
 Ratios of net investment income (loss) to average net assets (b) ........        (1.41)%

NOTES TO FINANCIAL HIGHLIGHTS:

 *      Per unit information has been computed using average units outstanding throughout each year.
(a)     Not annualized for periods less than one year.
(b)     Annualized for periods less than one year.
(c)     The inception date of this Sub-Account was March 1, 1994.
(d)     The inception date of this Sub-Account was January 3, 1995.
(e)     This Sub-Account option became effective May 1, 1996.
(f)     The inception date of this Sub-Account was May 1, 1996.
(g)     The inception date of this Sub-Account was January 2, 1997.
(h)     The inception date of this Sub-Account was January 2, 1998.
(i)     The inception date of this Sub-Account was May 1, 1998.

              The notes to the financial statements are an integral part of this report.

                          WRL SERIES ANNUITY ACCOUNT

                       NOTES TO THE FINANCIAL STATEMENTS


                               DECEMBER 31, 1998

NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Class A"); the WRL Freedom Bellwether, the WRL Freedom Conqueror, and the WRL Freedom Wealth Creator ("Class B"). Each contract type contains seventeen investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

     The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

     On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $900,000 to the Annuity Account. The respective amounts of the contributions and units received are as follows:

Sub-Account                                        Contribution     Units
-----------------------------------------------   --------------   -------
   Third Avenue Value -- Class A ..............      $150,000      15,000
   Third Avenue Value -- Class B ..............      $150,000      15,000
   Real Estate Securities -- Class A ..........      $300,000      30,000
   Real Estate Securities -- Class B ..........      $300,000      30,000

     The Annuity Account sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles, have been consistently applied in the preparation of the Trust's financial statements. The preparation of financial statements required management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                          WRL SERIES ANNUITY ACCOUNT

NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

     Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

     The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2. CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

     No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

     On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. SUB-ACCOUNT CHARGES

     A daily charge is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. The charge is 1.25% and 1.40% of average daily net assets for Class A and Class B respectively.

NOTE 3. DIVIDENDS AND DISTRIBUTIONS

     Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Annuity Account.

                          WRL SERIES ANNUITY ACCOUNT

NOTE 4. SECURITIES TRANSACTIONS

     Securities transactions for the year ended December 31, 1998 are as follows (in thousands):

                                              Purchase of     Proceeds of
Sub-Account                                    Securities     Securities
------------------------------------------   -------------   ------------
   Money Market ..........................      $367,408       $325,384
   Bond ..................................        73,953         44,732
   Growth ................................       211,889        191,220
   Global ................................       147,870        113,198
   Strategic Total Return ................        67,667         42,974
   Emerging Growth .......................        99,470         75,879
   Aggressive Growth .....................       106,771         55,391
   Balanced ..............................        24,859         10,654
   Growth & Income .......................        36,832         16,008
   Tactical Asset Allocation .............        85,336         26,271
   C.A.S.E. Growth .......................        24,942         17,980
   Global Sector .........................         3,410          5,344
   Value Equity ..........................        61,347         54,729
   International Equity ..................        20,250         13,547
   U.S. Equity ...........................        73,939         27,750
   Third Avenue Value Equity (a) .........        21,084          4,758
   Real Estate Securities (b) ............         3,063          1,192

(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

NOTE 5. OTHER MATTERS

     At December 31, 1998 net unrealized appreciation (depreciation) on investments was as follows (in thousands):

Sub-Account
--------------------------------------
   Money Market ......................  $       0
   Bond ..............................      1,463
   Growth ............................    706,637
   Global ............................    172,009
   Strategic Total Return ............     80,249
   Emerging Growth ...................    171,421
   Aggressive Growth .................    106,388
   Balanced ..........................      5,588
   Growth & Income ...................       (603)
   Tactical Asset Allocation .........      9,010
   C.A.S.E. Growth ...................     (4,379)
   Global Sector .....................         84
   Value Equity ......................    (12,843)
   International Equity ..............        675
   U.S. Equity .......................      7,688
   Third Avenue Value Equity .........       (624)
   Real Estate Securities ............        (68)

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Account, is based solely upon the reports of the other auditors.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

     However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                               ERNST & YOUNG LLP

Des Moines, Iowa
February 19, 1999

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                         DECEMBER 31,
                                                                  ---------------------------
                                                                      1998           1997
                                                                  ------------   ------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments ..............................   $   73,808     $   13,896
 Bonds ........................................................      184,697        255,919
 Common stocks:
  Affiliated entities (cost: 1998 - $243; 1997 - $150).........          704            319
  Other (cost: 1998 and 1997 - $302)...........................          384            428
 Mortgage loans on real estate ................................        9,916          4,824
  Home office properties ......................................       34,583         19,964
  Investment properties .......................................       11,594             --
  Policy loans ................................................      112,982         76,741
  Other invested assets .......................................          396             --
                                                                  ----------     ----------
Total cash and invested assets ................................      429,064        372,091
Premiums deferred and uncollected .............................          900          1,928
Accrued investment income .....................................        2,867          4,088
Transfers from separate accounts ..............................      350,633        279,958
Cash surrender value of life insurance policies ...............       45,445             --
Other assets ..................................................        9,239          5,221
Separate account assets .......................................    6,999,290      4,814,594
                                                                  ----------     ----------
Total admitted assets .........................................   $7,837,438     $5,477,880
                                                                  ==========     ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS -- STATUTORY BASIS
                                  (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                              DECEMBER 31,
                                                      -----------------------------
                                                           1998            1997
                                                      -------------   -------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life ............................................    $  231,596      $  186,523
  Annuity .........................................       265,418         296,290
 Policy and contract claim reserves ...............         9,233          10,929
 Other policyholders' funds .......................        38,080           3,877
 Remittances and items not allocated ..............        20,569           9,184
 Federal income taxes payable .....................         5,716           2,283
 Asset valuation reserve ..........................         2,848           2,436
 Interest maintenance reserve .....................         9,684           9,134
 Short-term note payable to affiliate .............        44,200           8,200
 Payable to affiliate .............................        37,907           1,925
 Other liabilities ................................        31,151          19,257
 Separate account liabilities .....................     6,997,456       4,812,979
                                                       ----------      ----------
Total liabilities .................................     7,693,858       5,363,017
Commitments and contingencies
Capital and surplus:
 Common stock, $1.00 par value, 1,500 shares
   authorized, issued and outstanding .............         1,500           1,500
 Paid-in surplus ..................................       120,107          88,015
 Unassigned surplus ...............................        21,973          25,348
                                                       ----------      ----------
Total capital and surplus .........................       143,580         114,863
                                                       ----------      ----------
Total liabilities and capital and surplus .........    $7,837,438      $5,477,880
                                                       ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                                                 DECEMBER 31,
                                                                                   -----------------------------------------
                                                                                        1998          1997          1996
                                                                                   ------------- ------------- -------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ...........................................................................  $  476,053    $  394,370    $  293,590
  Annuity ........................................................................     794,841       822,149       740,125
 Net investment income ...........................................................      36,315        40,013        36,067
 Amortization of interest maintenance reserve ....................................         744         1,576         1,335
 Commissions and expense allowances on reinsurance ceded .........................      15,333            11            11
 Other income ....................................................................      67,751         3,016        13,398
                                                                                    ----------    ----------    ----------
                                                                                     1,391,037     1,261,135     1,084,526
Benefits and expenses:
 Benefits paid or provided for:
  Life ...........................................................................      42,982        28,060        21,256
  Surrender benefits .............................................................     551,528       431,939       286,406
  Other benefits .................................................................      31,280        28,112        23,270
  Increase (decrease) in aggregate reserves for policies
    and contracts:
   Life ..........................................................................      42,940        29,485        80,139
   Annuity .......................................................................     (30,872)      (35,940)       12,877
   Other .........................................................................      32,178           794           422
                                                                                    ----------    ----------    ----------
                                                                                       670,036       482,450       424,370
 Insurance expenses:
  Commissions ....................................................................     205,939       179,106       140,261
  General insurance expenses .....................................................     102,611        70,546        47,406
  Taxes, licenses and fees .......................................................      15,545        13,101        10,848
  Net transfer to separate accounts ..............................................     402,618       519,214       452,471
  Other expenses .................................................................          59            21            60
                                                                                    ----------    ----------    ----------
                                                                                       726,772       781,988       651,046
                                                                                    ----------    ----------    ----------
                                                                                     1,396,808     1,264,438     1,075,416
                                                                                    ----------    ----------    ----------
Gain (loss) from operations before federal income taxes (benefit) and realized
 capital gains (losses) on investments ...........................................      (5,771)       (3,303)        9,110
Federal income tax expense (benefit) .............................................        (347)          469         9,297
                                                                                    ----------    ----------    ----------
Loss from operations before realized capital gains
 (losses) on investments .........................................................      (5,424)       (3,772)         (187)
Net realized capital gains (losses) on investments (net of
 related federal income taxes and amounts transferred to interest
 maintenance reserve) ............................................................       1,494           747          (811)
                                                                                    ----------    ----------    ----------
Net loss .........................................................................  $   (3,930)   $   (3,025)   $     (998)
                                                                                    ==========    ==========    ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                                                TOTAL
                                                                                               CAPITAL
                                                           COMMON    PAID-IN    UNASSIGNED       AND
                                                            STOCK    SURPLUS      SURPLUS      SURPLUS
                                                          -------- ----------- ------------ ------------
Balance at January 1, 1996 ..............................  $1,500   $ 68,015     $ 28,424     $ 97,939
 Net loss for 1996 ......................................      --         --         (998)        (998)
 Net unrealized capital gains ...........................      --         --        1,294        1,294
 Change in non-admitted assets ..........................      --         --          199          199
 Change in asset valuation reserve ......................      --         --         (120)        (120)
 Change in surplus in separate accounts .................      --         --          237          237
 Change in reserve valuation ............................      --         --       (2,995)      (2,995)
                                                           ------   --------     --------     --------
Balance at December 31, 1996 ............................   1,500     68,015       26,041       95,556
 Net loss for 1997 ......................................      --         --       (3,025)      (3,025)
 Change in non-admitted assets ..........................      --         --         (702)        (702)
 Change in asset valuation reserve ......................      --         --        3,274        3,274
 Change in surplus in separate accounts .................      --         --       (2,115)      (2,115)
 Change in reserve valuation ............................      --         --       (1,872)      (1,872)
 Capital contribution ...................................      --     20,000           --       20,000
 Tax effect of capital loss carry-forward utilized by
   affiliates ...........................................      --         --        3,747        3,747
                                                           ------   --------     --------     --------
Balance at December 31, 1997 ............................   1,500     88,015       25,348      114,863
 Net loss for 1998 ......................................      --         --       (3,930)      (3,930)
 Net unrealized capital gains ...........................      --         --          248          248
 Change in non-admitted assets ..........................      --         --       (1,815)      (1,815)
 Change in asset valuation reserve ......................      --         --         (412)        (412)
 Change in surplus in separate accounts .................      --         --         (341)        (341)
 Change in reserve valuation ............................      --         --       (2,132)      (2,132)
 Capital contribution ...................................      --     32,092           --       32,092
 Settlement of prior period tax returns .................      --         --          353          353
 Tax benefits on stock options exercised ................      --         --        4,654        4,654
                                                           ------   --------     --------     --------
Balance at December 31, 1998 ............................  $1,500   $120,107     $ 21,973     $143,580
                                                           ======   ========     ========     ========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                           DECEMBER 31,
                                                             -----------------------------------------
                                                                  1998          1997          1996
                                                             ------------- ------------- -------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance ......  $1,356,732    $1,223,898    $1,046,548
Net investment income ......................................      38,294        43,802        38,666
Life and accident and health claims ........................     (44,426)      (26,005)      (20,655)
Surrender benefits and other fund withdrawals ..............    (551,528)     (431,939)     (286,406)
Other benefits to policyholders ............................     (31,231)      (28,147)      (22,129)
Commissions, other expenses and other taxes ................    (326,080)     (262,901)     (196,373)
Net transfers to separate accounts .........................    (461,982)     (596,347)     (658,326)
Federal income taxes received (paid) .......................      11,956         5,006        (9,449)
Interest paid ..............................................          --          (731)           --
Other, net .................................................      (7,109)      (14,901)       28,325
                                                              ----------    ----------    ----------
Net cash used in operating activities ......................     (15,374)      (88,265)      (79,799)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ................................     143,449       146,963       122,820
 Mortgage loans on real estate .............................         221         2,116           132
 Real estate ...............................................          --            --         4,304
 Other .....................................................          --            --           175
                                                              ----------    ----------    ----------
                                                                 143,670       149,079       127,431
Cost of investments acquired ...............................
 Bonds and preferred stocks ................................     (68,202)      (40,418)      (26,826)
 Common stocks .............................................         (93)         (150)           (4)
 Mortgage loans on real estate .............................      (5,313)         (891)           --
 Real estate ...............................................     (26,213)      (12,002)       (7,837)
 Policy loans ..............................................     (36,241)      (24,137)      (15,479)
 Other .....................................................        (414)           --            (5)
                                                              ----------    ----------    -----------
                                                                (136,476)      (77,598)      (50,151)
                                                              ----------    ----------    ----------
Net cash provided by investing activities ..................       7,194        71,481        77,280

FINANCING ACTIVITIES
Issuance of short-term note payable to affiliate ...........      36,000         8,200            --
Capital contribution .......................................      32,092        20,000            --
                                                              ----------    ----------    ----------
Net cash provided by financing activities ..................      68,092        28,200            --
                                                              ----------    ----------    ----------
Increase (decrease) in cash and short-term investments .....      59,912        11,416        (2,519)
Cash and short-term investments at beginning of year .......      13,896         2,480         4,999
                                                              ----------    ----------    ----------
Cash and short-term investments at end of year .............  $   73,808    $   13,896    $    2,480
                                                              ==========    ==========    ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                NOTES TO FINANCIAL STATEMENTS -- STATUTORY-BASIS
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1998

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

BASIS OF PRESENTATION

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; and (l) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Ohio must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Ohio will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

     Other significant statutory accounting practices are as follows:

CASH AND CASH EQUIVALENTS

     For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.


INVESTMENTS

     Investments in bonds (except those to which the Securities Valuation office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market and include shares of mutual funds (money market and other), and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve
(IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

     During 1998, 1997 and 1996, net realized capital gains of $1,294, $3,259 and $2,394, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $744, $1,576 and $1,335 for the years ended December 31, 1998, 1997 and 1996, respectively.

     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1998, 1997 and 1996, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES

     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,240,858, $1,164,013 and $997,513 in 1998, 1997 and
1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

STOCK OPTION PLAN

     AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

     Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)

   INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                     DECEMBER 31,
                                                  ---------------------------------------------------
                                                            1998                      1997
                                                  ------------------------- -------------------------
                                                    CARRYING                  CARRYING
                                                      VALUE     FAIR VALUE      VALUE     FAIR VALUE
                                                  ------------ ------------ ------------ ------------
   ADMITTED ASSETS
   Cash and short-term investments ..............  $   73,808   $   73,808   $   13,896   $   13,896
   Bonds ........................................     184,697      192,556      255,919      267,763
   Common stocks, other than affiliates .........         384          384          428          428
   Mortgage loans on real estate ................       9,916       10,390        4,824        5,143
   Policy loans .................................     112,982      112,982       76,741       76,741
   Separate account assets ......................   6,999,290    6,999,290    4,814,594    4,814,594

   LIABILITIES
   Investment contract liabilities ..............     297,349      294,105      280,121      276,113
   Separate account annuities ...................   5,096,680    5,038,296    3,615,255    3,565,557

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)
3. INVESTMENTS

     The carrying value and estimated fair value of investments in debt securities are as follows:

                                                                   GROSS        GROSS     ESTIMATED
                                                     CARRYING   UNREALIZED   UNREALIZED     FAIR
                                                       VALUE       GAINS       LOSSES       VALUE
                                                    ---------- ------------ ------------ ----------
   DECEMBER 31, 1998
   Bonds:
    United States Government and agencies .........  $  4,749     $    83      $   --     $  4,832
    State, municipal and other government .........     3,234         117          --        3,351
    Public utilities ..............................    18,792         818         251       19,359
    Industrial and miscellaneous ..................    96,332       6,685         577      102,440
    Mortgage-backed securities ....................    61,590       1,235         251       62,574
                                                     --------     -------      ------     --------
   Total bonds ....................................  $184,697     $ 8,938       1,079     $192,556
                                                     ========     =======      ======     ========
   DECEMBER 31, 1997
   Bonds:
    United States Government and agencies .........  $  3,675     $     9      $   30     $  3,654
    State, municipal and other government .........     3,855         360          --        4,215
    Public utilities ..............................    15,794         904         403       16,295
    Industrial and miscellaneous ..................   121,513       7,700         710      128,503
    Mortgage-backed securities ....................   111,082       4,198         184      115,096
                                                     --------     -------      ------     --------
   Total bonds ....................................  $255,919     $13,171      $1,327     $267,763
                                                     ========     =======      ======     ========

     The carrying value and fair value of bonds at December 31, 1998 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                        ESTIMATED
                                                           CARRYING       FAIR
                                                             VALUE        VALUE
                                                          ----------   ----------
   Due in one year or less ............................    $  2,706     $  2,743
   Due one through five years .........................      61,340       64,696
   Due five through ten years .........................      43,233       45,352
   Due after ten years ................................      15,828       17,191
                                                           --------     --------
                                                            123,107      129,982
   Mortgage and other asset backed securities .........      61,590       62,574
                                                           --------     --------
                                                           $184,697     $192,556
                                                           ========     ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

3. INVESTMENTS--(CONTINUED)

     A detail of net investment income is presented below:

                                                        YEAR ENDED DECEMBER 31,
                                                    --------------------------------
                                                       1998       1997       1996
                                                    ---------- ---------- ----------
   Interest on bonds ..............................  $ 17,150   $ 25,723   $ 33,969
   Dividends on equity investments from subsidiary     13,233     10,855         --
   Interest on mortgage loans .....................       499        478        559
   Rental income on real estate ...................     2,839      1,371        919
   Interest on policy loans .......................     6,241      4,656      3,339
   Other investment income ........................       540         26          9
                                                     --------   --------   --------
   Gross investment income ........................    40,502     43,109     38,795
   Investment expenses ............................    (4,187)    (3,096)    (2,728)
                                                     --------   --------   --------
   Net investment income ..........................  $ 36,315   $ 40,013   $ 36,067
                                                     ========   ========   ========

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                       1998        1997        1996
                                   ----------- ----------- -----------
   Proceeds ......................  $143,449    $146,963    $122,820
                                    ========    ========    ========
   Gross realized gains ..........  $  4,641    $  3,921    $  2,984
   Gross realized losses .........       899         626         791
                                    --------    --------    --------
   Net realized gains ............  $  3,742    $  3,295    $  2,193
                                    ========    ========    ========

     At December 31, 1998, bonds with an aggregate carrying value of $4,297 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

3. INVESTMENTS--(CONTINUED)

                                                               REALIZED
                                                  -----------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                                  -----------------------------------
                                                      1998        1997        1996
                                                  ----------- ----------- -----------
   Debt securities ..............................  $  3,742    $  3,295    $  2,193
   Real estate ..................................        --          --        (606)
   Other invested assets ........................       (18)         --          (4)
                                                   --------    --------    ---------
                                                      3,724       3,295       1,583
   Tax expense ..................................      (936)       (711)         --
   Transfer to interest maintenance reserve .....    (1,294)     (3,259)     (2,394)
                                                   --------    --------    --------
   Net realized gains (losses) ..................  $  1,494    $    747    $   (811)
                                                   ========    ========    ========

                                                             CHANGE IN UNREALIZED
                                                     -------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                     -------------------------------------
                                                         1998        1997         1996
                                                     ------------ ---------- -------------
   Debt securities .................................   $ (3,985)    $ (896)    $ (14,442)
   Common stock ....................................        248         --           (66)
                                                       --------     ------     ---------
   Change in unrealized appreciation (depreciation)    $ (3,737)    $ (896)    $ (14,508)
                                                       ========     ======     =========

     Gross unrealized gains (losses) on common stocks were as follows:

                                         REALIZED
                                  -----------------------
                                  YEAR ENDED DECEMBER 31,
                                  -----------------------
                                    1998    1997    1996
                                  -------- ------ -------
   Unrealized gains .............  $ 579    $295   $295
   Unrealized losses ............    (36)     --     --
                                   -----    ----   ----
   Net unrealized gains .........  $ 543    $295   $295
                                   =====    ====   ====

     During 1998, the Company issued one mortgage loan with an interest rate of 6.71%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 75%. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

     During 1998, 1997 and 1996, no mortgage loans were foreclosed and transferred to real estate. During 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $112 and $54, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

3. INVESTMENTS--(CONTINUED)

     At December 31, 1998, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

4. REINSURANCE

     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                       1998          1997          1996
                                  ------------- ------------- -------------
   Direct premiums ..............  $1,345,752    $1,219,271    $1,034,757
   Reinsurance assumed ..........         461         2,389         2,063
   Reinsurance ceded ............     (75,319)       (5,141)       (3,105)
                                   ----------    ----------    ----------
   Net premiums earned ..........  $1,270,894    $1,216,519    $1,033,715
                                   ----------    ----------    ----------

     The Company received reinsurance recoveries in the amount of $5,260, $2,288 and $2,156 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,003 and $2,721, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $2,849 and $1,369, respectively.

5. INCOME TAXES

     For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before income taxes (benefit) and realized capital gains (losses) on investments for the following reasons:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

5. INCOME TAXES--(CONTINUED)

                                                                    1998         1997        1996
                                                                ------------ ------------ ---------
   Computed tax (benefit) at federal statutory rate (35%) .....   $ (2,019)    $ (1,156)   $3,189
   Deferred acquisition costs -- tax basis ....................      9,672        9,164     7,172
   Tax reserve valuation ......................................      1,513         (194)     (696)
   Excess tax depreciation ....................................       (442)        (127)      (65)
   Amortization of IMR ........................................       (260)        (552)     (467)
   Dividend received deduction ................................     (6,657)      (5,326)       --
   Prior year over-accrual ....................................     (2,322)      (1,541)       (9)
   Other, net .................................................        168          201       173
                                                                  --------     --------    ------
   Federal income tax expense (benefit) .......................   $   (347)    $    469    $9,297
                                                                  --------     --------    ------

     Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

     At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.

     In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

6. POLICY AND CONTRACT ATTRIBUTES

     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                                           DECEMBER 31,
                                                                          ----------------------------------------------
                                                                                   1998                    1997
                                                                          ----------------------- ----------------------
                                                                                         PERCENT                PERCENT
                                                                             AMOUNT     OF TOTAL     AMOUNT     OF TOTAL
                                                                          ------------ ---------- ------------ ---------
   Subject to discretionary withdrawal with market value adjustment .....  $   12,810              $   13,812       1%
   Subject to discretionary withdrawal at book value less surrender
    charge ..............................................................      76,289        1%        68,376       2
   Subject to discretionary withdrawal at market value ..................   5,096,680       94      3,615,255      91
   Subject to discretionary withdrawal at book value (minimal or no
    charges or adjustments) .............................................     210,270        4        201,457       5
   Not subject to discretionary withdrawal provision ....................      15,681        1         16,572       1
                                                                           ----------       --     ----------      --
                                                                            5,411,730      100%     3,915,472     100%
                                                                                           ===                    ===
   Less reinsurance ceded ...............................................       1,131                      --
                                                                           ----------              ----------
   Total policy reserves on annuities and deposit fund liabilities ......  $5,410,599              $3,915,472
                                                                           ==========              ==========

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                               1998          1997          1996
                                                                          ------------- ------------- -------------
   Transfers as reported in the summary of operations of the separate accounts statement:
    Transfers to separate accounts ......................................  $1,240,858    $1,164,013    $  997,513
    Transfers from separate accounts ....................................     847,507       646,477       339,523
                                                                           ----------    ----------    ----------
   Net transfers to separate accounts ...................................     393,351       517,536       657,990
   Reconciling adjustments -- change in accruals for investment management, administration fees and contract guarantees, and
    separate account surplus ............................................       9,267         1,678      (205,519)
                                                                           ----------    ----------    ----------
   Transfers as reported in the summary of operations of the life,
    accident and health annual statement ................................  $  402,618    $  519,214    $  452,471
                                                                           ==========    ==========    ==========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

6. POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

     Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                     GROSS      LOADING       NET
                                                   ---------   ---------   ---------
   DECEMBER 31, 1998
   Ordinary direct renewal business ............    $1,101        $201      $  900
                                                    ------        ----      ------
                                                    $1,101        $201      $  900
                                                    ======        ====      ======
   DECEMBER 31, 1997
   Ordinary direct first year business .........    $    2        $  1      $    1
   Ordinary direct renewal business ............     1,350         140       1,210
   Group life direct business ..................       717          --         717
                                                    ------        ----      ------
                                                    $2,069        $141      $1,928
                                                    ======        ====      ======

     In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132, $1,872 and $2,995 was made for the years ended December 31, 1998, 1997 and 1996, respectively, related to the change in reserve methodology.

7. DIVIDEND RESTRICTIONS

     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid; without prior regulatory approval, in excess of the lesser of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without the prior approval of insurance regulatory authorities, is $14,657.

8. RETIREMENT AND COMPENSATION PLANS

     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB Statement No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

8. RETIREMENT AND COMPENSATION PLANS--(CONTINUED)

$917, $659 and $581 for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $632, $448 and $184 for the years ended December 31, 1998, 1997 and 1996, respectively.

     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $157, $99 and $98 for the years ended December 31, 1998, 1997 and 1996, respectively.

9. RELATED PARTY TRANSACTIONS

     The Company shares certain officers, employees and general expenses with affiliated companies.

     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $12,763, $10,040 and $10,038, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1998, 1997 and 1996,

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

9. RELATED PARTY TRANSACTIONS--(CONTINUED)

the Company received $5,125, $4,395 and $3,271, respectively, for such services, which approximates their cost. The Company had a net payable with affiliates of $33,449 and $1,925 at December 31, 1998 and 1997, respectively.

     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 4.74% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $1,090, $364 and $138, respectively, to affiliates.

     The Company received capital contributions of $32,092 and $20,000 from its parent in 1998 and 1997, respectively.

     At December 31, 1998 and 1997, the Company had short-term note payables to an affiliate of $44,200 and $8,200, respectively. Interest on these notes ranged from 5.13% to 5.54% at December 31, 1998 and was 5.60% at December 31. 1997.

     During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 1998, the cash surrender value of these policies is $45,445.

10. COMMITMENTS AND CONTINGENCIES

     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,489 and $4,007 and an offsetting premium tax benefit of $828 and $1,070 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(74), $0 and $212 at December 31, 1998, 1997 and 1996, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

11. YEAR 2000 (UNAUDITED)

     The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

     The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

     The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

     The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

     The Company does have some exposure to date sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

11. YEAR 2000 (UNAUDITED)--(CONTINUED)

insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond.

     For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

     The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                            (DOLLARS IN THOUSANDS)

12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME

     The following table reconciles capital and surplus and net income as reported in the Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                                                                             YEAR ENDED
                                                         DECEMBER 31,       DECEMBER 31,
                                                             1998               1998
                                                        --------------   ------------------
                                                         TOTAL CAPITAL
                                                          AND SURPLUS     NET INCOME/(LOSS)
                                                        --------------   ------------------
   Amounts reported in Annual Statement .............      $148,038           $    528
   Adjustment to federal income tax benefit .........        (4,458)            (4,458)
                                                           --------           --------
   Amounts reported herein ..........................      $143,580           $ (3,930)
                                                           ========           ========